UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments
POI-Munder Asset Allocation Fund--Balanced
POI-Munder Bond Fund
POI-Munder Energy Fund
POI-Munder Index 500 Fund
POI-Munder International Equity Fund
POI-Munder International Fund--Core Equity
POI-Munder International Small-Cap Fund
POI-Munder Internet Fund
POI-Munder Large-Cap Growth Fund
POI-Munder Large-Cap Value Fund
POI-Munder Micro-Cap Equity Fund
POI-Munder Mid-Cap Core Growth Fund
POI-Munder Multi-Cap Growth Fund
POI-Munder Small-Cap Value Fund
POI-Munder Tax-Free Short& Intermediate Bond Fund
POI-Munder Technology Fund
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.1

Item 1. Schedule of Investments.

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b)

Shares		Value(c),(d),(g)

COMMON STOCKS — 65.2%
Consumer Discretionary — 7.9%
Auto Components — 0.3%
1,910	BorgWarner Inc	$57,797
264	Compagnie Generale des Etablissements Michelin, Class B	20,711
900	Denso Corp	26,469
2,290	Johnson Controls Inc	58,532

		163,509

Automobiles — 0.1%
1,700	Honda Motor Co Ltd	52,365
3,000	Nissan Motor Co Ltd †	20,286

		72,651

Distributors — 0.8%
21,525	LKQ Corp †	399,073

Diversified Consumer Services — 1.0%
3,145	Apollo Group Inc, Class A †	231,692
1,235	DeVry Inc	68,320
1,270	ITT Educational Services Inc †	140,221
250	Strayer Education Inc	54,420

		494,653

Hotels, Restaurants & Leisure — 0.3%
6,365	Compass Group PLC	38,889
2,695	WMS Industries Inc †	120,089

		158,978

Household Durables — 0.0%#
1,004	Electrolux AB, Series B †	22,971

Internet & Catalog Retail — 0.5%
3,475	NetFlix Inc †	160,441
430	priceline.com Inc †	71,302
36	Rakuten Inc	23,983

		255,726

Leisure Equipment & Products — 0.4%
6,045	Hasbro Inc	167,749
500	Sankyo Co Ltd	31,304
1,100	Sega Sammy Holdings Inc	14,313

		213,366

Media — 1.2%
12,480	Comcast Corp, Class A Special	200,678
1,495	DIRECTV Group Inc/The †	41,232
27	Jupiter Telecommunications Co Ltd	26,108

3,815	Omnicom Group Inc	140,926
2,685	Vivendi	83,081
4,710	Walt Disney Co/The	129,337
1,053	Wolters Kluwer NV	22,490

		643,852

Multiline Retail — 0.6%
3,145	Dollar Tree Inc †	153,099
2,535	Family Dollar Stores Inc	66,924
3,001	Marks & Spencer Group PLC	17,366
1,375	Target Corp	64,185

		301,574

Specialty Retail — 1.7%
3,640	Aeropostale Inc †	158,231
430	AutoZone Inc †	62,874
1,580	Best Buy Co Inc	59,282
300	Fast Retailing Co Ltd	37,966
6,974	Kingfisher PLC	23,729
6,025	Lowe’s Cos Inc	126,163
3,430	Ross Stores Inc	163,851
17,890	Sally Beauty Holdings Inc †	127,198
1,520	Sherwin-Williams Co/The	91,443
1,665	TJX Cos Inc	61,855

		912,592

Textiles, Apparel & Luxury Goods — 1.0%
6,030	Coach Inc	198,507
6,000	Peace Mark Holdings Ltd †,(f),(h)	0
111	Swatch Group AG/The	26,146
3,825	VF Corp	277,045

		501,698

Total Consumer Discretionary		4,140,643

Consumer Staples — 5.4%
Beverages — 1.3%
847	Anheuser-Busch InBev NV	38,677
7,250	Central European Distribution Corp †	237,510
3,570	Coca-Cola Co/The	191,709
1,472	Diageo PLC	22,584
1,465	Hansen Natural Corp †	53,824
379	Heineken NV	17,473
1,000	Kirin Holdings Co Ltd	15,329
2,270	PepsiCo Inc/NC	133,158

		710,264

Food & Staples Retailing — 1.6%
1,960	Casey’s General Stores Inc	61,529
11,166	CVS Caremark Corp	399,073
288	Delhaize Group SA	19,993
1,200	FamilyMart Co Ltd	38,634

3,103	Koninklijke Ahold NV	37,325
4,670	Wal-Mart Stores Inc	229,250
3,631	WM Morrison Supermarkets PLC	16,091
743	Woolworths Ltd	19,173

		821,068

Food Products — 1.2%
2,225	Flowers Foods Inc	58,495
1,805	General Mills Inc	116,206
1,960	JM Smucker Co/The	103,900
1,750	Kellogg Co	86,152
836	Nestle SA	35,625
1,495	Ralcorp Holdings Inc †	87,413
1,000	Toyo Suisan Kaisha Ltd	27,071
1,730	TreeHouse Foods Inc †	61,697
11,000	Wilmar International Ltd	49,352

		625,911

Household Products — 0.6%
1,460	Church & Dwight Co Inc	82,840
1,150	Colgate-Palmolive Co	87,722
1,700	Procter & Gamble Co/The	98,464
746	Reckitt Benckiser Group PLC	36,458

		305,484

Personal Products — 0.1%
600	Kobayashi Pharmaceutical Co Ltd	27,338
173	L’Oreal SA	17,202
350	Oriflame Cosmetics SA, SDR	17,924

		62,464

Tobacco — 0.6%
2,296	British American Tobacco PLC	72,030
4,365	Philip Morris International Inc	212,750
869	Swedish Match AB	17,451

		302,231

Total Consumer Staples		2,827,422

Energy — 7.2%
Energy Equipment & Services — 1.5%
3,070	Core Laboratories NV	316,486
880	Diamond Offshore Drilling Inc	84,058
500	Fred Olsen Energy ASA	18,646
429	Fugro NV	24,775
1,178	Petrofac Ltd	18,591
825	Saipem SpA	24,845
1,495	Schlumberger Ltd	89,102
530	Technip SA	33,854

560	Transocean Ltd †	47,897
6,230	Weatherford International Ltd †	129,148

		787,402

Oil, Gas & Consumable Fuels — 5.7%
3,000	Apache Corp	275,490
1,637	BG Group PLC	28,438
7,086	BP PLC	62,625
2,188	Caltex Australia Ltd †	23,375
6,415	Chevron Corp	451,808
1,481	ENI SpA	37,016
4,320	EXCO Resources Inc †	80,741
10,650	Exxon Mobil Corp	730,697
5,565	Marathon Oil Corp	177,524
2,000	Nippon Oil Corp	11,229
4,435	Occidental Petroleum Corp	347,704
1,615	Peabody Energy Corp	60,110
811	Repsol YPF SA	22,062
2,499	Royal Dutch Shell PLC, B Shares	69,332
5,025	Southwestern Energy Co †	214,467
3,535	Total SA, ADR	209,484
837	Total SA	49,734
3,560	XTO Energy Inc	147,099

		2,998,935

Total Energy		3,786,337

Financials — 11.9%
Capital Markets — 2.9%
2,010	Affiliated Managers Group Inc †	130,670
5,678	Bank of New York Mellon Corp/The	164,605
3,625	Charles Schwab Corp/The	69,419
1,035	Credit Suisse Group AG	57,428
8,050	Eaton Vance Corp	225,319
1,565	Goldman Sachs Group Inc/The	288,508
8,960	Lazard Ltd, Class A	370,138
3,430	Morgan Stanley	105,918
1,900	Nomura Holdings Inc	11,705
20	Risa Partners Inc	12,923
3,305	TD Ameritrade Holding Corp †	64,844

		1,501,477

Commercial Banks — 3.0%
1,008	Australia & New Zealand Banking Group Ltd	21,689
7,469	Banco Santander SA	120,227
821	BNP Paribas	65,612
3,000	Chiba Bank Ltd/The	18,582
1,175	Commonwealth Bank of Australia	53,643
785	Credicorp Ltd	61,042
5,560	DnB NOR ASA †	64,397
6,300	Fifth Third Bancorp	63,819

19,000	Hokuhoku Financial Group Inc	44,450
13,000	Industrial & Commercial Bank of China Asia Ltd	29,422
2,500	Mitsubishi UFJ Financial Group Inc	13,424
623	National Bank of Greece SA †	22,336
1,880	PNC Financial Services Group Inc	91,349
7,075	Signature Bank/New York NY †	205,175
2,681	Standard Chartered PLC	66,069
396	Sumitomo Mitsui Financial Group Inc	13,808
3,000	Suruga Bank Ltd	28,374
2,140	Svenska Handelsbanken AB, A Shares	54,641
2,000	United Overseas Bank Ltd	23,824
6,550	US Bancorp	143,183
13,295	Wells Fargo & Co	374,653

		1,579,719

Consumer Finance — 0.2%
3,130	American Express Co	106,107

Diversified Financial Services — 2.0%
20,050	Bank of America Corp	339,246
5,737	IG Group Holdings PLC	30,550
15,945	JPMorgan Chase & Co	698,710

		1,068,506

Insurance — 2.0%
2,525	ACE Ltd	134,986
735	Aflac Inc	31,414
6,072	Amlin PLC	37,215
2,315	Arch Capital Group Ltd †	156,355
8,038	Aviva PLC	57,562
3,865	Axis Capital Holdings Ltd	116,646
401	Baloise Holding AG	38,308
7,552	Beazley PLC	14,242
348	Hannover Rueckversicherung AG †	15,955
13,410	Mapfre SA	59,989
88	Muenchener Rueckversicherungs AG	14,040
2,480	Prudential Financial Inc	123,777
2,020	Reinsurance Group of America Inc	90,092
1,032	Swiss Reinsurance Co Ltd	46,586
364	Zurich Financial Services AG	86,583

		1,023,750

Real Estate Investment Trusts (REITs) — 1.7%
16,555	Annaly Capital Management Inc	300,308
9,750	Corporate Office Properties Trust SBI MD	359,580
1,260	Digital Realty Trust Inc	57,594
221	Fonciere Des Regions	25,739
14,125	MFA Financial Inc	112,435

192	Unibail-Rodamco SE	39,883
1,443	Westfield Group	17,695

		913,234

Real Estate Management & Development — 0.1%
3,000	Cheung Kong Holdings Ltd	38,090
1,000	Sun Hung Kai Properties Ltd	14,761

		52,851

Total Financials		6,245,644

Health Care — 8.3%
Biotechnology — 1.4%
1,440	Amgen Inc †	86,731
1,575	Biogen Idec Inc †	79,569
19,050	BioMarin Pharmaceutical Inc †	344,424
745	Celgene Corp †	41,646
642	CSL Ltd	18,951
4,025	Gilead Sciences Inc †	187,484

		758,805

Health Care Equipment & Supplies — 1.5%
2,005	Baxter International Inc	114,305
615	CR Bard Inc	48,345
685	Edwards Lifesciences Corp †	47,889
1,955	Kinetic Concepts Inc †	72,296
9,200	Masimo Corp †	241,040
1,300	Medtronic Inc	47,840
2,855	ResMed Inc †	129,046
1,720	St Jude Medical Inc †	67,097

		767,858

Health Care Providers & Services — 1.3%
2,460	Amedisys Inc †	107,330
2,080	Catalyst Health Solutions Inc †	60,632
1,970	CIGNA Corp	55,338
1,340	Emergency Medical Services Corp, Class A †	62,310
1,600	Express Scripts Inc †	124,128
3,210	Medco Health Solutions Inc †	177,545
3,180	UnitedHealth Group Inc	79,627

		666,910

Life Sciences Tools & Services — 0.1%
1,220	Thermo Fisher Scientific Inc †	53,277

Pharmaceuticals — 4.0%
6,885	Abbott Laboratories	340,601
1,405	AstraZeneca PLC, ADR	63,155
843	AstraZeneca PLC	37,777
367	Bayer AG	25,429
5,815	Bristol-Myers Squibb Co	130,954
2,291	GlaxoSmithKline PLC	45,016

600	Hisamitsu Pharmaceutical Co Inc	24,330
4,465	Johnson & Johnson	271,874
4,410	Merck & Co Inc	139,488
400	Novo Nordisk A/S	25,044
14,085	Pfizer Inc	233,107
539	Roche Holding AG	87,120
916	Sanofi-Aventis SA	67,222
700	Santen Pharmaceutical Co Ltd	25,734
600	Takeda Pharmaceutical Co Ltd	24,999
6,730	Teva Pharmaceutical Industries Ltd, ADR	340,269
1,780	Watson Pharmaceuticals Inc †	65,219
3,140	Wyeth	152,541

		2,099,879

Total Health Care		4,346,729

Industrials — 6.6%
Aerospace & Defense — 1.4%
9,714	BAE Systems PLC	54,211
1,045	Elbit Systems Ltd	71,217
1,149	Finmeccanica SpA	20,311
945	Honeywell International Inc	35,107
922	MTU Aero Engines Holding AG	43,660
3,080	Raytheon Co	147,748
5,475	United Technologies Corp	333,592

		705,846

Air Freight & Logistics — 0.2%
960	United Parcel Service Inc, Class B	54,211
2,000	Yamato Holdings Co Ltd	32,864

		87,075

Building Products — 0.0%#
2,000	Asahi Glass Co Ltd	16,153

Commercial Services & Supplies — 0.2%
2,547	Downer EDI Ltd	18,403
4,382	G4S PLC	15,449
400	Secom Co Ltd	20,141
1,365	Stericycle Inc †	66,134

		120,127

Construction & Engineering — 0.7%
432	ACS Actividades de Construccion y Servicios SA	22,530
7,530	Aecom Technology Corp †	204,364
4,039	Balfour Beatty PLC	20,785
918	Bouygues SA	46,682
3,253	Interserve PLC	11,957
1,410	URS Corp †	61,547

		367,865

Electrical Equipment — 0.5%
3,755	ABB Ltd, ADR	75,250
1,088	ABB Ltd	21,838
1,710	Cooper Industries PLC, Class A	64,245
1,520	General Cable Corp †	59,508
948	Prysmian SpA	17,784
1,300	Sumitomo Electric Industries Ltd	17,002

		255,627

Industrial Conglomerates — 1.0%
1,020	3M Co	75,276
25,040	General Electric Co	411,157
398	Siemens AG	36,855

		523,288

Machinery — 1.5%
2,340	Cummins Inc	104,856
1,335	Danaher Corp	89,872
6,180	Eaton Corp	349,726
6,715	Wabtec Corp/DE	252,014

		796,468

Professional Services — 0.7%
6,375	IHS Inc, Class A †	325,954
679	Teleperformance	22,788

		348,742

Road & Rail — 0.2%
6,000	MTR Corp	20,826
5,399	Stagecoach Group PLC	14,047
1,190	Union Pacific Corp	69,436

		104,309

Trading Companies & Distributors — 0.2%
2,400	Mitsubishi Corp	48,553
2,200	Mitsui & Co Ltd	28,773

		77,326

Transportation Infrastructure — 0.0%#
976	Atlantia SpA	23,666

Total Industrials		3,426,492

Information Technology — 10.4%
Communications Equipment — 1.3%
14,435	Cisco Systems Inc †	339,800
955	Nokia OYJ	14,045
4,835	QUALCOMM Inc	217,478
950	Research In Motion Ltd †	64,173
2,780	Telefonaktiebolaget LM Ericsson, B Shares	27,914

		663,410

Computers & Peripherals — 2.5%
2,175	Apple Inc †	403,180
3,335	EMC Corp/Massachusetts †	56,828
4,000	Fujitsu Ltd	26,157
8,481	Hewlett-Packard Co	400,388
3,450	International Business Machines Corp	412,655
3,000	Toshiba Corp	15,741

		1,314,949

Electronic Equipment & Instruments — 0.1%
300	Nidec Corp	24,363
2,000	Nippon Electric Glass Co Ltd	18,248

		42,611

Information Technology Services — 0.5%
2,330	Alliance Data Systems Corp †	142,316
701	Cap Gemini SA	36,719
1,345	Fiserv Inc †	64,829
5	NTT Data Corp	16,020

		259,884

Internet Software & Services — 1.7%
370	Baidu Inc/China, ADR †	144,689
520	Google Inc, Class A †	257,842
3,315	Netease.com, ADR †	151,429
2,995	Open Text Corp †	111,803
13,600	Yahoo! Inc †	242,216

		907,979

Semiconductors & Semiconductor Equipment — 1.4%
7,000	Applied Materials Inc	93,800
575	ASML Holding NV	16,912
7,925	Cree Inc †	291,244
13,975	Intel Corp	273,491
4,790	Marvell Technology Group Ltd †	77,550

		752,997

Software — 2.9%
6,901	Check Point Software Technologies †	195,643
900	Konami Corp	18,348
13,505	Microsoft Corp	349,644
100	Nintendo Co Ltd	25,623
6,750	Oracle Corp	140,670
335	SAP AG	16,315
1,370	Shanda Interactive Entertainment Ltd, ADR †	70,144
8,025	Solera Holdings Inc	249,658
8,010	Sybase Inc †	311,589
5,650	Synopsys Inc †	126,673

		1,504,307

Total Information Technology		5,446,137

Materials — 2.9%
Chemicals — 1.7%
183	Air Liquide SA	20,821
3,000	Air Water Inc	34,557
4,850	Airgas Inc	234,594
1,620	BASF SE, ADR	85,860
873	BASF SE	46,258
4,200	Celanese Corp, Series A	105,000
1,700	Hitachi Chemical Co Ltd	34,733
780	Monsanto Co	60,372
500	Nitto Denko Corp	15,318
2,225	Praxair Inc	181,760
84	Syngenta AG	19,300
272	Wacker Chemie AG	42,426
600	Yara International ASA	18,885

		899,884

Containers & Packaging — 0.5%
1,255	Ball Corp	61,746
4,825	Crown Holdings Inc †	131,240
1,575	Rock-Tenn Co, Class A	74,198

		267,184

Metals & Mining — 0.7%
3,588	Antofagasta PLC	43,551
2,925	BHP Billiton Ltd	97,360
1,495	Freeport-McMoRan Copper & Gold Inc	102,572
400	JFE Holdings Inc	13,725
604	Rio Tinto Ltd	31,566
2,902	Xstrata PLC †	42,784

		331,558

Total Materials		1,498,626

Telecommunication Services — 2.1%
Diversified Telecommunication Services — 1.9%
20,227	AT&T Inc	546,331
2,860	CenturyTel Inc	96,096
1,488	France Telecom SA	39,641
1,830	Koninklijke KPN NV	30,354
7,000	Singapore Telecommunications Ltd	16,150
3,409	Telefonica SA	94,059
8,972	Telstra Corp Ltd	25,883
4,625	Verizon Communications Inc	139,999

		988,513

Wireless Telecommunication Services — 0.2%
8	KDDI Corp	45,096
27,564	Vodafone Group PLC	61,760

		106,856

Total Telecommunication Services		1,095,369

Utilities — 2.5%
Electric Utilities — 1.7%
1,299	E.ON AG	55,088
1,175	Edison International	39,457
7,713	Enel SpA	48,957
2,385	Exelon Corp	118,344
1,865	FirstEnergy Corp	85,268
1,850	FPL Group Inc	102,175
1,766	Hongkong Electric Holdings Ltd	9,707
6,325	ITC Holdings Corp	287,471
2,830	Northeast Utilities	67,184
1,018	Public Power Corp SA †	22,658
1,750	Southern Co	55,422

		891,731

Gas Utilities — 0.3%
3,110	Questar Corp	116,812
5,000	Tokyo Gas Co Ltd	20,776

		137,588

Independent Power Producers & Energy Traders — 0.1%
10,291	International Power PLC	47,531

Multi-Utilities — 0.4%
1,034	GDF Suez	45,915
4,935	National Grid PLC	47,637
1,330	Sempra Energy	66,247
1,160	Wisconsin Energy Corp	52,397

		212,196

Total Utilities		1,289,046

TOTAL COMMON STOCKS
(Cost $28,278,846)		34,102,445

PREFERRED STOCK — 0.1%
(Cost $57,037)
Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
836	Fresenius SE	48,922

RIGHT — 0.0%#
(Cost $0)
Financials — 0.0%#
Commercial Banks — 0.0%#
821	BNP Paribas, Expires 10/13/2009 (exercise price 40 EUR) †	1,778

INVESTMENT COMPANY SECURITIES — 0.5%
1,625	Midcap SPDR Trust Series 1	203,580
63,858	State Street Institutional Liquid Reserves Fund	63,858

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $249,853)		267,438

Principal
Amount

ASSET-BACKED SECURITIES — 5.4%
Auto Loans — 2.6%
$900,000	Harley-Davidson Motorcycle Trust, Series 2006-3, Class A4, 5.220% due 06/15/2013 (e)	935,805
67,369	USAA Auto Owner Trust, Series 2006-4, Class A3, 5.010% due 06/15/2011 (e)	67,844
350,000	Wachovia Auto Loan Owner Trust, Series 2007-1, Class C, 5.450% due 10/22/2012 (e)	347,230

		1,350,879

Credit Card — 2.1%
300,000	Capital One Multi-Asset Execution Trust, Series 2006-C1, Class C, 0.533% due 03/17/2014 (e),(i)	285,575
500,000	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, 0.474% due 01/09/2012 (e),(i)	494,980
300,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012 (e)	312,741

		1,093,296

Home Equity Loans — 0.2%
400,000	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 0.726% due 07/25/2035 (e),(i)	136,238

Industrials — 0.5%
250,000	CNH Equipment Trust, Series 2009-B, Class A2, 2.400% due 05/16/2011 (e)	250,782

TOTAL ASSET-BACKED SECURITIES
(Cost $2,958,722)		2,831,195

CORPORATE BONDS AND NOTES — 10.3%
Consumer Discretionary — 0.9%
210,000	Lowe’s Cos Inc, 6.100% due 09/15/2017 (e)	235,258
185,000	TJX Cos Inc, 6.950% due 04/15/2019 (e)	217,209

		452,467

Consumer Staples — 1.0%
411,377	Procter & Gamble — ESOP, 9.360% due 01/01/2021 (e)	515,529

Financials — 7.9%
350,000	Bank of America Corp, 2.100% due 04/30/2012 (e)	354,911
650,000	BHP Billiton Finance USA Ltd, YNK, 4.800% due 04/15/2013 (e)	693,238
150,000	Corp Andina de Fomento, 8.125% due 06/04/2019 (e)	174,190
350,000	General Electric Capital Corp, 2.625% due 12/28/2012 (e)	358,593
440,000	ING USA Global Funding Trust, MTN, 4.500% due 10/01/2010 (e)	445,363
510,000	Landesbank Baden-Wuerttemberg/New York, MTN, 6.350% due 04/01/2012 (e)	551,438
70,000	MetLife Inc, 6.750% due 06/01/2016 (e)	78,121
200,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018 (e)	264,513
300,000	PNC Funding Corp, 5.625% due 02/01/2017 (e)	295,196
250,000	SLM Corp, MTN, 0.664% due 07/26/2010 (e),(i)	237,495
300,000	Sovereign Bank, 2.193% due 08/01/2013 (e),(i)	286,089
75,000	StanCorp Financial Group Inc, 6.900% due 06/01/2067 (becomes variable June 2017) (e)	50,340
150,000	Wachovia Bank NA, 7.800% due 08/18/2010 (e)	158,150
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014 (e)	208,868

		4,156,505

Information Technology — 0.5%
250,000	Cisco Systems Inc, 4.950% due 02/15/2019 (e)	262,795

TOTAL CORPORATE BONDS AND NOTES
(Cost $5,183,491)		5,387,296

MORTGAGE-BACKED SECURITIES — 7.7%
Collateralized Mortgage Obligations (CMO) — Agency — 0.1%
50,685	Freddie Mac REMICS, Series 2866, Class WN, 4.500% due 01/15/2024 (e)	50,943

Commercial Mortgage-Backed Securities — 3.6%
282,304	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046 (e)	284,464

	Wachovia Bank Commercial Mortgage Trust:
450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041 (e)	434,258
350,000	Series 2005-C18, Class A3, 4.790% due 04/15/2042 (e)	351,263
500,000	Series 2005-C20, Class A6A, 5.110% due 07/15/2042 (e),(i)	500,531
325,000	Series 2006-C23, Class A3, 5.496% due 01/15/2045 (e)	320,920

		1,891,436

Commercial Mortgage-Backed Securities — 2.4%
395,796	GE Capital Commercial Mortgage Corp, Series 2005-C1, Class A2, 4.353% due 06/10/2048 (e)	395,650
800,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031 (e)	820,230

		1,215,880

Mortgage Pass-Through Securities — 1.6%
	Fannie Mae Pool:
500,000	5.500% due 10/25/2039 (e),(j),(k)	522,969
272,703	#386314, 3.790% due 07/01/2013 (e)	281,374
6,368	#303105, 11.000% due 11/01/2020 (e)	7,305
19,951	#100081, 11.500% due 08/20/2016 (e)	22,157
5,403	Ginnie Mae I Pool, #780584, 7.000% due 06/15/2027 (e)	5,951

		839,756

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $3,949,336)		3,998,015

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
Government Agency Debentures — 1.1%
400,000	Financing Corp Fico, 10.700% due 10/06/2017 (e)	578,673

Government Sponsored Enterprises (GSE) — 2.0%
500,000	Federal Home Loan Banks, 4.875% due 03/12/2010 (e)	510,223
500,000	Federal Home Loan Mortgage Corp, 4.875% due 06/13/2018 (e),(l)	545,079

		1,055,302

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,585,384)		1,633,975

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Notes — 3.9%
225,000	2.375% due 08/31/2014 (e)	225,844
675,000	2.750% due 02/15/2019 (e)	644,150

465,000	3.625% due 08/15/2019 (e)	477,279
605,000	4.625% due 02/15/2017 (e)	669,801

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,036,185)		2,017,074

TOTAL INVESTMENTS
(Cost $44,298,854)(m)	96.2%	$50,288,138

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	All percentages are based on net assets of the Fund as of September 30, 2009.

(b)	Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$34,420,583
Level 2 — Other Significant Observable Inputs	15,867,555
Level 3 — Significant Unobservable Inputs	— *

Total	$50,288,138

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2009	$—	*
Transfers in and/or out of Level 3	—
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 9/30/2009	$—	*

Net change in unrealized appreciation/(depreciation) from investments still held at end of period	$—

*	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Note (c) above).

(e)	Security value was determined based on Level 2 inputs established by Topic 820 (see Note (c) above).

(f)	Security value was determined based on Level 3 inputs established by Topic 820 (see Note (c) above).

(g)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(h)	Security valued at fair value as of September 30, 2009, in accordance with guidelines approved by the Board of Trustees (see Note (g) above). At September 30, 2009, this security represents $0, 0.0% of net assets.

(i)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2009.

(j)	Security purchased on a when-issued or delayed delivery basis and may be settled after the customary settlement period.

(k)	Security subject to mortgage dollar roll transaction. The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security with a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them.

(l)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for securities purchased on a when-issued basis or delayed delivery basis.

(m)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $7,167,504 aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,178,220 and net appreciation for financial reporting purposes was $5,989,284, At September 2009, aggregate cost for financial reporting purposes was $44,298,854.

ABBREVIATIONS:
ADR	— American Depositary Receipt
ESOP	— Employee Stock Ownership Plan
EUR	— Euro
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Conduit
SDR	— Special Depositary Receipt
YNK	— Yankee Security

At September 30, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	50.0%	$26,125,102
Japan	2.0	1,042,913
United Kingdom	1.9	1,005,313
Switzerland	1.6	848,999
France	1.6	825,088
Bermuda	1.4	720,688
Israel	1.2	607,129
Netherlands	1.0	535,148
Germany	0.7	381,887
China	0.7	366,262
Australia	0.6	327,737
Spain	0.6	318,868
Canada	0.4	175,976
Italy	0.3	172,580
Sweden	0.2	122,977
Hong Kong	0.2	112,806
Norway	0.2	101,927
Singapore	0.2	89,327
Peru	0.1	61,042
Belgium	0.1	58,670
Greece	0.1	44,994
Denmark	0.1	25,044

Luxembourg	0.0	#	17,923
Finland	0.0	#	14,045

TOTAL COMMON STOCKS	65.2		34,102,445
PREFERRED STOCK:
Germany	0.1		48,922
RIGHT:
France	0.0	#	1,778
INVESTMENT COMPANY SECURITIES	0.5		267,438
ASSET-BACKED SECURITIES	5.4		2,831,195
CORPORATE BONDS AND NOTES:
United States	9.0		4,694,058
Australia	1.3		693,238

TOTAL CORPORATE BONDS AND NOTES	10.3		5,387,296
MORTGAGE-BACKED SECURITIES	7.7		3,998,015
U.S. GOVERNMENT AGENCY OBLIGATIONS	3.1		1,633,975
U.S. TREASURY OBLIGATIONS	3.9		2,017,074

TOTAL INVESTMENTS	96.2%		$50,288,138

#	Amount represents less than 0.05% of net assets.

Munder Bond Fund

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b),(c)

Principal
Amount		Value(d),(e),(h)

ASSET-BACKED SECURITIES — 13.9%
Auto Loans — 6.6%
$3,750,000	Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.280% due 03/08/2013	$3,929,846
	Ford Credit Auto Owner Trust:
2,235,000	Series 2007-A, Class C, 5.800% due 02/15/2013 (i)	2,287,041
1,467,000	Series 2007-B, Class B, 5.690% due 11/15/2012	1,556,069
1,500,000	Honda Auto Receivables Owner Trust, Series 2009-2, Class A4, 144A 4.430% due 07/15/2015	1,560,161
	Wachovia Auto Loan Owner Trust:
1,004,144	Series 2006-1, Class A4, 144A 5.080% due 04/20/2012 (l),(m),(n)	1,018,945
1,250,000	Series 2007-1, Class C, 5.450% due 10/22/2012	1,240,109

		11,592,171

Credit Card — 3.6%
	Capital One Multi-Asset Execution Trust:
600,000	Series 2006-C1, Class C, 0.533% due 03/17/2014 (j)	571,150
3,000,000	Series 2007-C3, Class C3, 0.533% due 04/15/2013 (j)	2,938,297
2,050,000	Series 2008-A3, Class A3, 5.050% due 02/15/2016	2,211,197
500,000	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, 0.474% due 01/09/2012 (j)	494,980

		6,215,624

Home Equity Loans — 1.0%
34,876	Contimortgage Home Equity Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	32,582
301,866	Countrywide Asset-Backed Certificates, Series 2003-BC6, Class M5, 3.546% due 04/25/2033 (j)	126,947
42,159	FHLMC Structured Pass Through Securities, Series T-7, Class A6, 7.030% due 08/25/2028 (g),(j),(k)	42,159
410,000	Morgan Stanley ABS Capital I, 2005-HE2, M-2, 0.686% due 01/25/2035 (j)	161,003

1

150,000	Park Place Securities Inc, Series 2005-WCH1, Class M2, 0.766% due 01/25/2036 (j)	98,303
3,177,000	Structured Asset Investment Loan Trust, Series 2005-6, Class M1, 0.726% due 07/25/2035 (i), (j)	1,082,069
260,804	Wachovia Asset Securitization Inc, Series 2003-HE1 Trust, Series A1, 0.536% due 03/25/2033 (j)	168,451

		1,711,514

Time Share Receivables — 0.8%
	Marriott Vacation Club Owner Trust:
1,419,382	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (l),(m),(n)	1,239,104
236,564	Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (l),(m),(n)	195,596

		1,434,700

Other — 0.2%
1,930,787	ELM BV, 144A, YNK, 16.292% due 06/20/2013 (g),(j),(k),(l),(m),(o)	388,088

Industrials — 1.7%
3,000,000	CNH Equipment Trust, Series 2009-B, Class A2, 2.400% due 05/16/2011	3,009,384

TOTAL ASSET-BACKED SECURITIES
(Cost $27,470,432)		24,351,481

CORPORATE BONDS AND NOTES — 27.3%
Electric Utilities — 0.3%
500,000	Exelon Corp, 4.900% due 06/15/2015	518,302

Financials — 16.8%
1,325,000	ACE INA Holdings Inc, 5.900% due 06/15/2019	1,442,986
2,975,000	Bank of America Corp, 7.625% due 06/01/2019	3,352,203
1,900,000	Barclays Bank PLC, 6.750% due 05/22/2019	2,125,027
560,000	Cincinnati Financial Corp, 6.125% due 11/01/2034	454,190
2,195,000	Corp Andina de Fomento, 8.125% due 06/04/2019	2,548,981
4,420,000	Landesbank Baden-Wuerttemberg/New York, MTN, 6.350% due 04/01/2012 (i)	4,779,129
2,055,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018	2,717,873
3,655,000	PNC Funding Corp, 5.625% due 02/01/2017 (i)	3,596,469

2

3,500,000	Sovereign Bank, 2.417% due 04/01/2014 (i),(j)	3,187,408
2,000,000	StanCorp Financial Group Inc, 6.900% due 06/01/2067 (becomes variable June 2017)	1,342,404
3,000,000	UBS Preferred Funding Trust II, 7.247% due 06/29/2049 (becomes variable June 2011)	2,511,663
820,000	Wachovia Corp, MTN, 5.750% due 02/01/2018	867,852
525,000	Wells Fargo Bank NA, 4.750% due 02/09/2015	532,340

		29,458,525

Industrial Conglomerates — 0.9%
1,275,000	Anadarko Petroleum Corp, 7.950% due 06/15/2039	1,545,864

Industrials — 9.0%
620,000	Amkor Technology Inc, 7.750% due 05/15/2013	620,000
3,000,000	AT&T Inc, 5.500% due 02/01/2018	3,130,125
815,000	Barrick North America Finance LLC, 6.800% due 09/15/2018	935,093
1,552,000	Coca-Cola Enterprises Inc, 8.500% due 02/01/2022	2,088,267
120,000	Freeport-McMoRan Copper & Gold Inc, 8.250% due 04/01/2015	127,650
1,480,000	Hewlett-Packard Co, 6.125% due 03/01/2014	1,666,234
420,000	Kansas City Southern Railway, 8.000% due 06/01/2015	428,400
2,010,000	Kroger Co/The, 6.800% due 04/01/2011	2,152,668
200,000	Levi Strauss & Co, 9.750% due 01/15/2015	208,000
1,250,000	Motors Liquidation Co, 7.200% due 01/15/2011 (p)	190,625
970,000	Swift Energy Co, 7.625% due 07/15/2011	965,150
1,000,000	Time Warner Cable Inc, 6.750% due 06/15/2039	1,081,436
1,125,000	Waste Management Inc, 6.375% due 03/11/2015	1,244,799
1,000,000	Westlake Chemical Corp, 6.625% due 01/15/2016	940,000

		15,778,447

3

Utilities — 0.3%
600,000	Ameren Energy Generating Co, Series F, 7.950% due 06/01/2032	593,754

TOTAL CORPORATE BONDS AND NOTES
(Cost $48,105,368)		47,894,892

MORTGAGE-BACKED SECURITIES — 48.4%
Collateralized Mortgage Obligations (CMO) — Agency — 0.8%
	Fannie Mae REMICS:
209,790	Series 1990-5, Class J, 8.200% due 01/25/2020	237,508
164,502	Series 2003-63, Class GU, 4.000% due 07/25/2033	169,016
	Freddie Mac REMICS:
84,820	Series 1603, Class J, 6.500% due 07/15/2023	85,333
957,496	Series 2802, Class NC, 5.000% due 05/15/2028	998,277

		1,490,134

Collateralized Mortgage Obligations (CMO) — Non Agency — 0.5%
209,592	JP Morgan Mortgage Trust, Series 2005-A3, Class 6A1, 4.899% due 06/25/2035 (j)	191,219
768,580	MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	728,951

		920,170

Commercial Mortgage-Backed Securities — 11.8%
4,624,197	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR5, Class A2, 4.254% due 07/11/2042 (i)	4,645,705
1,376,112	CS First Boston Mortgage Securities Corp, Series 2000-C1, Class A2, 7.545% due 04/15/2062 (i)	1,402,132
2,000,000	GE Capital Commercial Mortgage Corp, Series 2003-C2, Class A4, 5.145% due 07/10/2037 (i)	2,052,396
1,000,000	JP Morgan Commercial Mortgage Finance Corp, Series 2000-C10, Class B, 7.686% due 08/15/2032 (j)	1,025,099
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031	2,050,575
3,000,000	Morgan Stanley Capital I, Series 2004-HQ4, Class A-6, 4.830% due 04/14/2040 (i)	2,915,112

4

6,490,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.831% due 05/15/2043 (j),(i)	6,636,932

		20,727,951

Mortgage Pass-Through Securities — 35.3%
	Fannie Mae:
2,500,000	4.500% due 10/25/2024 (q),(r)	2,588,280
9,100,000	5.000% due 10/25/2039 (q),(r)	9,398,589
2,500,000	5.500% due 10/25/2024 (q),(r)	2,643,750
8,500,000	6.000% due 10/25/2039 (q),(r)	8,967,500
2,500,000	6.500% due 10/25/2039 (q),(r)	2,671,875
	Fannie Mae Pool:
103,635	#070225, 7.500% due 08/01/2018	112,575
8,759	#081585, 11.500% due 07/01/2012	8,882
175,679	#100081, 11.500% due 08/20/2016 (i)	195,105
246,049	#250550, 6.500% due 05/01/2026 (i)	265,667
241,113	#251518, 6.000% due 02/01/2013 (i)	257,784
291,907	#251760, 6.000% due 06/01/2013 (i)	312,865
2,135,717	#257043, 6.000% due 01/01/2038 (i)	2,257,987
91,865	#303105, 11.000% due 11/01/2020 (i)	105,380
110,373	#490365, 3.842% due 12/01/2028 (i),(j)	111,207
368,743	#725495, 4.837% due 02/01/2034 (i),(j)	383,247
2,654,974	#726182, 5.000% due 07/01/2033 (i)	2,756,306
1,484,306	#735060, 6.000% due 11/01/2034 (i)	1,577,168
1,017,966	#745275, 5.000% due 02/01/2036 (i)	1,055,228
456,949	#767413, 5.500% due 01/01/2034 (i)	480,177
1,032,985	#776836, 6.500% due 08/01/2034 (i)	1,110,502
2,862,087	#780620, 5.500% due 05/01/2034	3,011,154
385,610	#788520, 5.500% due 07/01/2034 (i)	405,212
331,093	#788908, 6.000% due 08/01/2034 (i)	351,807
426,977	#790362, 3.190% due 08/01/2034 (i),(j)	436,594
936,774	#888029, 6.000% due 12/01/2036	991,283
353,997	#906281, 5.460% due 01/01/2037 (i),(j)	372,899
582,795	#928206, 6.000% due 04/01/2037 (i)	616,160
1,474,015	#938199, 6.500% due 07/01/2037 (i)	1,577,949
460,429	#956918, 5.500% due 11/01/2037 (i)	482,539
8,247,265	#963774, 5.500% due 06/01/2038	8,639,440
2,978,203	#964258, 5.000% due 07/01/2023	3,127,179
	Freddie Mac Gold Pool:
19,373	#A00813, 9.000% due 10/01/2020	21,509
79,388	#A01048, 8.500% due 02/01/2020	86,170
1,884,608	#A63820, 6.000% due 08/01/2037 (i)	1,993,679
606,880	#C01501, 5.500% due 03/01/2033 (i)	638,678
105,381	#C30261, 7.500% due 08/01/2029 (i)	118,327
52,113	#F70013, 7.000% due 12/01/2011 (i)	54,211
63,768	#G00479, 9.000% due 04/01/2025	73,082
384,528	Freddie Mac Non Gold Pool, #1B2506, 5.113% due 01/01/2036 (i),(j)	400,662

5

	Ginnie Mae I Pool:
140,332	#627907, 5.000% due 02/15/2034	146,108
69,247	#780077, 8.000% due 03/15/2025	78,262
49,607	#780584, 7.000% due 06/15/2027	54,638
926,502	#781008, 6.000% due 03/15/2029	989,200

		61,926,816

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $82,260,490)		85,065,071

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
Government Sponsored Enterprises (GSE) — 3.5%
3,685,000	Federal Home Loan Mortgage Corp, 4.875% due 06/13/2018	4,017,232
700,000	Federal National Mortgage Association, 5.375% due 06/12/2017	790,786
1,260,000	JPMorgan Chase & Co, FDIC Guaranteed, 3.125% due 12/01/2011	1,307,418

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,707,047)		6,115,436

U.S. TREASURY OBLIGATIONS — 5.9%
U.S. Treasury Bonds — 1.2%
1,664,413	3.625% due 04/15/2028, TIPS	2,057,630

U.S. Treasury Notes — 4.7%
3,000,000	2.375% due 03/31/2016	2,920,077
2,670,000	2.375% due 08/31/2014	2,680,012
2,660,000	3.625% due 08/15/2019	2,730,240

		8,330,329

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,320,352)		10,387,959

INVESTMENT COMPANY SECURITY — 13.2%
(Cost $23,233,126)
23,233,126	State Street Institutional Liquid Reserves Fund (f)	23,233,126

TOTAL INVESTMENTS
(Cost $197,096,815)(s)	112.2%	$197,047,965

(a)	All percentages are based on net assets of the Fund as of September 30, 2009.

(b)	Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	At September 30, 2009, more than 25% of the Fund’s assets were invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly during periods of declining interest rates.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

6

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$23,233,126	$88,559
Level 2 — Other Significant Observable Inputs	173,384,592	—
Level 3 — Significant Unobservable Inputs	430,247	—

Total	$197,047,965	$88,559

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2009	$59,408
Transfers in and/or out of Level 3	—
Net purchases/(sales)	(7,595)
Accrued discounts/(premiums)	—
Realized gain/(loss)	1,306
Change in unrealized appreciation/(depreciation)	377,128

Balance as of 9/30/2009	$430,247

Net change in unrealized appreciation/(depreciation) from investments still held at end of period	$378,434

(e)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by Topic 820 (see Note (d) above).

(f)	Security value was determined based on Level 1 inputs established by Topic 820 (see Note (d) above).

(g)	Security value was determined based on Level 3 inputs established by Topic 820 (see Note (d) above).

(h)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the

7

mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(i)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts and/or securities purchased on a when-issued or delayed delivery basis.

(j)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2009.

(k)	Security valued at fair value as of September 30, 2009, in accordance with guidelines approved by the Board of Trustees (see note (h) above). At September 30, 2009, these securities represent $430,247, 0.2% of net assets.

(l)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(m)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(n)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(o)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2009, securities subject to restrictions on resale that have not been deemed to be liquid represent $388,088, 0.2% of net assets.

Security	Acquisition Date	Cost

ELM BV, 144A, YNK, 16.292% due 06/20/2013	06/13/2006	$1,930,787

(p)	Issuer in default with respect to the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Principal	Acquisition	Market
Security	Amount	Cost	Value

Motors Liquidation Co, 7.200% due 01/15/2011	$1,250,000	$1,238,004	$190,625

(q)	Security purchased on a when-issued or delayed delivery basis and may be settled after the customary settlement period.

(r)	Security subject to mortgage dollar roll transaction. The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security with a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparts to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them.

8

(s)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $7,023,336, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $7,072,186 and net depreciation for financial reporting purposes was $48,850. At September 30, 2009, aggregate cost for financial reporting purposes was $197,096,815.

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2009 is as follows:

		Notional Value	Market Value	Fair
	Contracts	of Contracts	of Contracts	Value

U.S. Treasury Bond Futures, December 2009 (Interest Rate Contracts)	50	$5,980,191	$6,068,750	$88,559

ABBREVIATIONS:
FDIC	— Federal Deposit Insurance Corporation
FHLMC	— Federal Home Loan Mortgage Corporation
MTN	— Medium Term Note
REMIC	— Real Estate Mortgage Investment Conduit
TIPS	— Treasury Inflation-Protected Security
YNK	— Yankee Security

9

Munder Energy Fund

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(f)

COMMON STOCKS — 93.7%
Consumer Discretionary — 0.3%
Auto Parts & Equipment — 0.3%
5,600	Fuel Systems Solutions Inc †	$201,544

Energy — 90.6%
Coal & Consumable Fuels — 1.2%
4,500	Alpha Natural Resources Inc †	157,950
8,100	Patriot Coal Corp †	95,256
10,300	Peabody Energy Corp	383,366
900	Yanzhou Coal Mining Co Ltd, ADR	12,978

		649,550

Integrated Oil & Gas — 32.1%
5,400	BP PLC, ADR	287,442
55,525	Chevron Corp	3,910,626
55,744	ConocoPhillips	2,517,399
12,200	ENI SpA, ADR	608,170
33,800	Exxon Mobil Corp	2,319,018
20,000	Hess Corp	1,069,200
1,100	Lukoil OAO, ADR	59,620
35,900	Marathon Oil Corp	1,145,210
38,400	Murphy Oil Corp	2,210,688
39,000	Occidental Petroleum Corp	3,057,600
7,800	StatoilHydro ASA, ADR	175,812
7,700	Total SA, ADR	456,302

		17,817,087

Oil & Gas Drilling — 5.6%
13,700	Diamond Offshore Drilling Inc	1,308,624
1,700	Helmerich & Payne Inc	67,201
4,200	Nabors Industries Ltd †	87,780
23,600	Noble Corp	895,856
17,000	Parker Drilling Co †	92,820
4,200	Pride International Inc †	127,848
286	Seahawk Drilling Inc †	8,892
6,367	Transocean Ltd †	544,569

		3,133,590

Oil & Gas Equipment & Services — 19.4%
12,600	Acergy SA, ADR	159,138
14,650	Baker Hughes Inc	624,969
147,400	Boots & Coots Inc †	237,314
3,900	Bristow Group Inc †	115,791
21,600	Cal Dive International Inc †	213,624
8,100	Cameron International Corp †	306,342

1

12,600	Dawson Geophysical Co †	344,988
28,400	Geokinetics Inc †	602,080
8,600	Gulf Island Fabrication Inc	161,164
64,500	Halliburton Co	1,749,240
8,000	Hornbeck Offshore Services Inc †	220,480
10,200	Matrix Service Co †	110,874
38,700	National Oilwell Varco Inc †	1,669,131
24,600	North American Energy Partners Inc †	147,600
17,000	Oil States International Inc †	597,210
10,000	Omni Energy Services Corp †	15,500
39,200	Schlumberger Ltd	2,336,320
15,000	Smith International Inc	430,500
9,700	Superior Energy Services Inc †	218,444
20,100	Tetra Technologies Inc †	194,769
19,100	TGC Industries Inc †	92,635
14,200	Willbros Group Inc †	216,266

		10,764,379

Oil & Gas Exploration & Production — 29.4%
43,100	Anadarko Petroleum Corp	2,703,663
22,836	Apache Corp	2,097,030
11,700	ATP Oil & Gas Corp †	209,313
5,100	Bill Barrett Corp †	167,229
101,800	BMB Munai Inc †	97,728
23,100	Chesapeake Energy Corp	656,040
38,300	China North East Petroleum Holdings Ltd †	171,201
5,300	Clayton Williams Energy Inc †	159,636
8,400	Comstock Resources Inc †	336,672
19,600	Devon Energy Corp	1,319,668
14,600	Encore Acquisition Co †	546,040
193,600	Endeavour International Corp †	234,256
21,800	EOG Resources Inc	1,820,518
54,800	Galleon Energy Inc, Class A †	320,923
47,100	Gran Tierra Energy Inc †	195,936
72,800	Harvest Energy Trust	471,744
11,500	Highpine Oil & Gas Ltd †	76,584
11,699	NAL Oil & Gas Trust	138,773
17,700	Noble Energy Inc	1,167,492
6,300	NuVista Energy Ltd †	73,495
13,900	Pacific Rubiales Energy Corp †	172,151
13,200	Petroleum Development Corp †	246,312
500	Range Resources Corp	24,680
14,800	Southwestern Energy Co †	631,664
27,300	Stone Energy Corp †	445,263
3,100	Whiting Petroleum Corp †	178,498
40,175	XTO Energy Inc	1,660,031

		16,322,540

2

Oil & Gas Refining & Marketing — 2.2%
18,800	CVR Energy Inc †	233,872
19,700	Sunoco Inc	560,465
6,900	Tesoro Corp/Texas	103,362
10,700	Valero Energy Corp	207,473
2,600	World Fuel Services Corp	124,982

		1,230,154

Oil & Gas Storage & Transportation — 0.7%
2,100	Overseas Shipholding Group Inc	78,477
16,700	Williams Cos Inc/The	298,429

		376,906

Total Energy		50,294,206

Industrials — 1.4%
Heavy Electrical Equipment — 1.4%
10,700	Vestas Wind Systems A/S †	773,518

Materials — 0.8%
Specialty Chemicals — 0.8%
14,100	OM Group Inc †	428,499

Utilities — 0.6%
Electric Utilities — 0.4%
7,300	IDACORP Inc	210,167

Independent Power Producers & Energy Traders — 0.2%
8,900	Calpine Corp †	102,528

Total Utilities		312,695

TOTAL COMMON STOCKS
(Cost $32,455,672)		52,010,462

LIMITED PARTNERSHIPS — 6.1%
Energy — 6.1%
Integrated Oil & Gas — 0.3%
7,900	Targa Resources Partners LP	148,204

Oil & Gas Exploration & Production — 1.0%
16,900	Encore Energy Partners LP	269,893
11,100	EV Energy Partner LP	258,075
900	Pioneer Southwest Energy Partners LP	18,936

		546,904

Oil & Gas Refining & Marketing — 0.5%
11,900	Calumet Specialty Products Partners LP	188,496
2,100	NuStar Energy LP	108,864

		297,360

Oil & Gas Storage & Transportation — 4.3%
4,150	DCP Midstream Partners LP	103,128
75,000	Eagle Rock Energy Partners LP	322,500
5,800	Enbridge Energy Partners LP	261,348
9,200	Enterprise Products Partners LP	260,544

3

5,600	Genesis Energy LP	90,104
6,300	Global Partners LP/MA	157,500
2,100	Magellan Midstream Partners LP	78,960
9,100	MarkWest Energy Partners LP	215,033
10,300	OSG America LP	104,545
2,800	Plains All American Pipeline LP	129,612
3,600	Regency Energy Partners LP	70,596
10,800	SemGroup Energy Partners LP †	65,178
8,600	Sunoco Logistics Partners LP	509,550

		2,368,598

TOTAL LIMITED PARTNERSHIPS
(Cost $3,025,273)		3,361,066

INVESTMENT COMPANY SECURITIES — 0.4%
2,100	Energy Select Sector SPDR Fund	113,232
16,821	State Street Institutional Liquid Reserves Fund	16,821
1,395	Vanguard Energy ETF	111,516

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $222,916)		241,569

TOTAL INVESTMENTS
(Cost $35,703,861)(g)	100.2%	$55,613,097

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2009.

(b)	Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. As of September 30, 2009, more than 25% of the Fund’s net assets were invested in issuers in the oil, gas & consumable fuels industry. When the fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$55,613,097
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$55,613,097

(e)	As of September 30, 2009, the values of securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Note (d) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $20,294,002, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $384,766, and net appreciation for financial reporting purposes was $19,909,236. At September 30, 2009, aggregate cost for financial reporting purposes was $35,703,861.

ABBREVIATION:
ADR	— American Depositary Receipt

5

At September 30, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	84.9%	$47,150,198
Canada	2.9	1,597,206
Denmark	1.4	773,518
Italy	1.1	608,170
Switzerland	1.0	544,570
France	0.8	456,302
United Kingdom	0.8	446,580
Norway	0.3	175,812
Kazakhstan	0.2	97,728
Bermuda	0.2	87,780
Russian Federation	0.1	59,620
China	0.0 #	12,978

TOTAL COMMON STOCKS	93.7	52,010,462
LIMITED PARTNERSHIPS	6.1	3,361,066
INVESTMENT COMPANY SECURITIES	0.4	241,569

TOTAL INVESTMENTS	100.2%	$55,613,097

#	Amount represents less than 0.05% of the net assets.

6

Munder Index 500 Fund

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b)

Shares		Value(c),(d),(f)

COMMON STOCKS — 96.9%
Consumer Discretionary — 8.8%
Auto Components — 0.2%
8,780	Goodyear Tire & Rubber Co/The †	$149,523
21,014	Johnson Controls Inc	537,118

		686,641

Automobiles — 0.3%
113,686	Ford Motor Co †	819,676
8,278	Harley-Davidson Inc	190,394

		1,010,070

Distributors — 0.1%
5,630	Genuine Parts Co	214,278

Diversified Consumer Services — 0.2%
4,501	Apollo Group Inc, Class A †	331,589
2,236	DeVry Inc	123,695
11,833	H&R Block Inc	217,491

		672,775

Hotels, Restaurants & Leisure — 1.4%
15,463	Carnival Corp	514,609
4,978	Darden Restaurants Inc	169,899
10,457	International Game Technology	224,616
8,871	Marriott International Inc/DE, Class A	244,751
38,515	McDonald’s Corp	2,198,051
26,013	Starbucks Corp †	537,168
6,593	Starwood Hotels & Resorts Worldwide Inc	217,767
6,465	Wyndham Worldwide Corp	105,509
2,493	Wynn Resorts Ltd †	176,729
16,465	Yum! Brands Inc	555,858

		4,944,957

Household Durables — 0.3%
2,182	Black & Decker Corp	101,005
10,088	DR Horton Inc	115,104
5,302	Fortune Brands Inc	227,880
2,517	Harman International Industries Inc	85,276
2,686	KB Home	44,614
5,720	Leggett & Platt Inc	110,968
5,588	Lennar Corp, Class A	79,629
10,079	Newell Rubbermaid Inc	158,140
11,453	Pulte Homes Inc	125,868
2,680	Whirlpool Corp	187,493

		1,235,977

1

Internet & Catalog Retail — 0.4%
11,734	Amazon.com Inc †	1,095,486
7,431	Expedia Inc †	177,973

		1,273,459

Leisure Equipment & Products — 0.1%
9,701	Eastman Kodak Co	46,371
4,536	Hasbro Inc	125,874
12,704	Mattel Inc	234,516

		406,761

Media — 2.6%
23,918	CBS Corp, Class B	288,212
101,281	Comcast Corp, Class A	1,710,636
15,865	DIRECTV Group Inc/The †	437,557
8,643	Gannett Co Inc	108,124
17,450	Interpublic Group of Cos Inc †	131,224
11,109	McGraw-Hill Cos Inc/The	279,280
1,307	Meredith Corp	39,132
4,413	New York Times Co/The, Class A	35,833
79,347	News Corp, Class A	951,370
10,967	Omnicom Group Inc	405,121
3,227	Scripps Networks Interactive Inc, Class A	119,238
12,435	Time Warner Cable Inc	535,824
41,842	Time Warner Inc	1,204,213
21,417	Viacom Inc, Class B †	600,533
65,592	Walt Disney Co/The	1,801,156
219	Washington Post Co/The, Class B	102,509

		8,749,962

Multiline Retail — 0.8%
2,998	Big Lots Inc †	75,010
5,116	Family Dollar Stores Inc	135,062
8,324	JC Penney Co Inc	280,935
10,784	Kohl’s Corp †	615,227
14,841	Macy’s Inc	271,442
5,959	Nordstrom Inc	181,988
1,805	Sears Holdings Corp †	117,885
26,534	Target Corp	1,238,607

		2,916,156

Specialty Retail — 1.9%
3,190	Abercrombie & Fitch Co, Class A	104,887
3,413	AutoNation Inc †	61,707
1,166	AutoZone Inc †	170,493
9,242	Bed Bath & Beyond Inc †	346,945
12,049	Best Buy Co Inc	452,078
5,997	GameStop Corp, Class A †	158,741
16,993	Gap Inc/The	363,650
60,157	Home Depot Inc	1,602,583

2

52,146	Lowe’s Cos Inc	1,091,937
9,658	Ltd Brands Inc	164,089
4,953	O’Reilly Automotive Inc †	179,001
9,973	Office Depot Inc †	66,021
4,543	RadioShack Corp	75,278
3,447	Sherwin-Williams Co/The	207,372
25,492	Staples Inc	591,924
4,508	Tiffany & Co	173,693
14,958	TJX Cos Inc	555,690

		6,366,089

Textiles, Apparel & Luxury Goods — 0.5%
11,225	Coach Inc	369,527
13,719	NIKE Inc, Class B	887,619
2,060	Polo Ralph Lauren Corp	157,837
3,146	VF Corp	227,865

		1,642,848

Total Consumer Discretionary		30,119,973

Consumer Staples — 11.2%
Beverages — 2.6%
3,877	Brown-Forman Corp, Class B	186,949
81,787	Coca-Cola Co/The	4,391,962
11,193	Coca-Cola Enterprises Inc	239,642
7,128	Constellation Brands Inc, Class A †	107,989
8,965	Dr Pepper Snapple Group Inc †	257,744
5,533	Molson Coors Brewing Co, Class B	269,347
5,210	Pepsi Bottling Group Inc	189,852
54,980	PepsiCo Inc/NC	3,225,127

		8,868,612

Food & Staples Retailing — 2.7%
15,347	Costco Wholesale Corp	866,492
50,934	CVS Caremark Corp	1,820,381
22,991	Kroger Co/The	474,534
14,699	Safeway Inc	289,864
7,754	SUPERVALU Inc	116,775
20,858	Sysco Corp	518,322
76,224	Wal-Mart Stores Inc (g)	3,741,836
35,023	Walgreen Co	1,312,312
4,957	Whole Foods Market Inc †	151,139

		9,291,655

Food Products — 1.6%
22,658	Archer-Daniels-Midland Co	662,067
6,799	Campbell Soup Co	221,783
15,602	ConAgra Foods Inc	338,251
6,427	Dean Foods Co †	114,336
11,484	General Mills Inc	739,340
5,852	Hershey Co/The	227,409

3

11,123	HJ Heinz Co	442,139
2,567	Hormel Foods Corp	91,180
4,197	JM Smucker Co/The	222,483
9,052	Kellogg Co	445,630
52,054	Kraft Foods Inc, Class A	1,367,459
4,612	McCormick & Co Inc/MD	156,531
24,551	Sara Lee Corp	273,498
11,063	Tyson Foods Inc, Class A	139,726

		5,441,832

Household Products — 2.5%
4,917	Clorox Co	289,218
17,590	Colgate-Palmolive Co	1,341,765
14,628	Kimberly-Clark Corp	862,759
103,013	Procter & Gamble Co/The	5,966,513

		8,460,255

Personal Products — 0.2%
15,067	Avon Products Inc	511,675
4,242	Estee Lauder Cos Inc/The, Class A	157,294

		668,969

Tobacco — 1.6%
73,102	Altria Group Inc	1,301,947
5,828	Lorillard Inc	433,020
68,271	Philip Morris International Inc	3,327,528
5,963	Reynolds American Inc	265,473

		5,327,968

Total Consumer Staples		38,059,291

Energy — 11.3%
Energy Equipment & Services — 1.8%
10,936	Baker Hughes Inc	466,530
10,309	BJ Services Co	200,304
7,759	Cameron International Corp †	293,445
2,452	Diamond Offshore Drilling Inc	234,215
5,027	ENSCO International Inc	213,848
4,321	FMC Technologies Inc †	225,729
31,823	Halliburton Co	863,040
10,024	Nabors Industries Ltd †	209,502
14,759	National Oilwell Varco Inc †	636,556
4,105	Rowan Cos Inc	94,702
42,273	Schlumberger Ltd	2,519,471
7,783	Smith International Inc	223,372

		6,180,714

Oil, Gas & Consumable Fuels — 9.5%
17,311	Anadarko Petroleum Corp	1,085,919
11,849	Apache Corp	1,088,094
3,784	Cabot Oil & Gas Corp	135,278
22,645	Chesapeake Energy Corp	643,118

4

70,778	Chevron Corp	4,984,895
52,334	ConocoPhillips	2,363,403
6,377	Consol Energy Inc	287,667
9,119	Denbury Resources Inc †	137,970
15,662	Devon Energy Corp	1,054,522
24,746	El Paso Corp	255,379
8,891	EOG Resources Inc	742,487
169,606	Exxon Mobil Corp (g)	11,636,668
10,272	Hess Corp	549,141
24,977	Marathon Oil Corp	796,766
3,103	Massey Energy Co	86,543
6,734	Murphy Oil Corp	387,676
6,119	Noble Energy Inc	403,609
28,613	Occidental Petroleum Corp	2,243,259
9,445	Peabody Energy Corp	351,543
4,138	Pioneer Natural Resources Co	150,168
5,549	Range Resources Corp	273,899
12,157	Southwestern Energy Co †	518,861
22,795	Spectra Energy Corp	431,737
4,279	Sunoco Inc	121,738
5,070	Tesoro Corp/Texas	75,949
19,861	Valero Energy Corp	385,105
20,574	Williams Cos Inc/The	367,657
20,476	XTO Energy Inc	846,068

		32,405,119

Total Energy		38,585,833

Financials — 14.8%
Capital Markets — 3.0%
8,999	Ameriprise Financial Inc	326,934
42,450	Bank of New York Mellon Corp/The	1,230,625
33,594	Charles Schwab Corp/The	643,325
33,531	E*Trade Financial Corp †	58,679
3,249	Federated Investors Inc, Class B	85,676
5,283	Franklin Resources Inc	531,470
18,042	Goldman Sachs Group Inc/The	3,326,043
14,683	Invesco Ltd	334,185
6,516	Janus Capital Group Inc	92,397
5,872	Legg Mason Inc	182,208
47,967	Morgan Stanley	1,481,221
8,519	Northern Trust Corp	495,465
17,451	State Street Corp	917,923
9,039	T Rowe Price Group Inc	413,082

		10,119,233

Commercial Banks — 2.8%
24,054	BB&T Corp	655,231
5,333	Comerica Inc (h)	158,230
28,068	Fifth Third Bancorp	284,329

5

7,963	First Horizon National Corp †	105,346
24,041	Huntington Bancshares Inc/OH	113,233
31,404	Keycorp	204,126
2,970	M&T Bank Corp	185,090
13,047	Marshall & Ilsley Corp	105,289
16,283	PNC Financial Services Group Inc	791,191
41,933	Regions Financial Corp	260,404
17,604	SunTrust Banks Inc	396,970
67,477	US Bancorp	1,475,047
164,870	Wells Fargo & Co	4,646,037
4,511	Zions Bancorporation	81,063

		9,461,586

Consumer Finance — 0.7%
41,969	American Express Co	1,422,749
16,056	Capital One Financial Corp	573,681
18,906	Discover Financial Services	306,844
16,973	SLM Corp †	148,005

		2,451,279

Diversified Financial Services — 4.5%
305,332	Bank of America Corp (g)	5,166,217
460,271	Citigroup Inc (g)	2,227,712
2,344	CME Group Inc	722,397
2,582	IntercontinentalExchange Inc †	250,945
138,788	JPMorgan Chase & Co	6,081,690
6,875	Leucadia National Corp †	169,950
7,094	Moody’s Corp	145,143
5,133	NASDAQ OMX Group Inc/The †	108,050
9,175	NYSE Euronext	265,066

		15,137,170

Insurance — 2.6%
16,499	Aflac Inc	705,167
18,930	Allstate Corp/The	579,637
4,749	American International Group Inc †	209,478
9,687	AON Corp	394,164
4,307	Assurant Inc	138,082
12,348	Chubb Corp	622,463
5,739	Cincinnati Financial Corp	149,157
16,982	Genworth Financial Inc, Class A	202,935
13,561	Hartford Financial Services Group Inc	359,367
10,661	Lincoln National Corp	276,227
12,837	Loews Corp	439,667
18,486	Marsh & McLennan Cos Inc	457,159
5,718	MBIA Inc †	44,372
28,891	MetLife Inc	1,099,880
11,255	Principal Financial Group Inc	308,274
23,949	Progressive Corp/The †	397,074
16,340	Prudential Financial Inc	815,529

6

3,003	Torchmark Corp	130,420
20,030	Travelers Cos Inc/The	986,077
11,696	Unum Group	250,762
12,075	XL Capital Ltd, Class A	210,830

		8,776,721

Real Estate Investment Trusts (REITs) — 1.1%
4,251	Apartment Investment & Management Co, Class A	62,702
2,821	AvalonBay Communities Inc	205,171
4,890	Boston Properties Inc	320,540
9,669	Equity Residential	296,838
10,344	HCP Inc	297,287
4,326	Health Care REIT Inc	180,048
21,312	Host Hotels & Resorts Inc	250,842
13,614	Kimco Realty Corp	177,527
5,746	Plum Creek Timber Co Inc	176,057
15,627	ProLogis	186,274
4,785	Public Storage	360,023
9,990	Simon Property Group Inc	693,606
5,524	Ventas Inc	212,674
5,509	Vornado Realty Trust	354,835

		3,774,424

Real Estate Management & Development — 0.0%#
8,687	CB Richard Ellis Group Inc, Class A †	101,985

Thrifts & Mortgage Finance — 0.1%
16,646	Hudson City Bancorp Inc	218,895
12,294	People’s United Financial Inc	191,295

		410,190

Total Financials		50,232,588

Health Care — 12.7%
Biotechnology — 1.7%
35,838	Amgen Inc †	2,158,523
10,194	Biogen Idec Inc †	515,001
16,185	Celgene Corp †	904,741
2,680	Cephalon Inc †	156,083
9,539	Genzyme Corp †	541,147
31,913	Gilead Sciences Inc †	1,486,508

		5,762,003

Health Care Equipment & Supplies — 1.9%
21,270	Baxter International Inc	1,212,603
8,448	Becton Dickinson and Co	589,248
53,202	Boston Scientific Corp †	563,409
6,536	CareFusion Corp †	142,485
3,445	CR Bard Inc	270,811
5,244	DENTSPLY International Inc	181,128
5,685	Hospira Inc †	253,551
1,338	Intuitive Surgical Inc †	350,890

7

39,061	Medtronic Inc	1,437,445
12,280	St Jude Medical Inc †	479,043
9,961	Stryker Corp	452,528
4,430	Varian Medical Systems Inc †	186,636
7,563	Zimmer Holdings Inc †	404,242

		6,524,019

Health Care Providers & Services — 2.0%
15,404	Aetna Inc	428,693
10,490	AmerisourceBergen Corp	234,766
12,693	Cardinal Health Inc	340,172
9,624	CIGNA Corp	270,338
5,389	Coventry Health Care Inc †	107,565
3,754	DaVita Inc †	212,627
9,684	Express Scripts Inc †	751,285
5,987	Humana Inc †	223,315
3,822	Laboratory Corp of America Holdings †	251,105
9,392	McKesson Corp	559,294
16,719	Medco Health Solutions Inc †	924,728
3,321	Patterson Cos Inc †	90,497
5,506	Quest Diagnostics Inc	287,358
15,662	Tenet Healthcare Corp †	92,093
41,024	UnitedHealth Group Inc	1,027,241
16,765	WellPoint Inc †	793,990

		6,595,067

Health Care Technology — 0.0%#
6,660	IMS Health Inc	102,231

Life Sciences Tools & Services — 0.4%
6,223	Life Technologies Corp †	289,681
2,022	Millipore Corp †	142,207
4,266	PerkinElmer Inc	82,078
14,404	Thermo Fisher Scientific Inc †	629,023
3,455	Waters Corp †	192,996

		1,335,985

Pharmaceuticals — 6.7%
54,558	Abbott Laboratories	2,698,984
10,852	Allergan Inc/United States	615,960
69,910	Bristol-Myers Squibb Co	1,574,373
35,685	Eli Lilly & Co	1,178,676
10,646	Forest Laboratories Inc †	313,418
97,258	Johnson & Johnson (g)	5,922,040
9,003	King Pharmaceuticals Inc †	96,962
74,426	Merck & Co Inc	2,354,095
10,775	Mylan Inc/PA †	172,508
238,191	Pfizer Inc (g)	3,942,061
57,665	Schering-Plough Corp	1,629,036

8

3,830	Watson Pharmaceuticals Inc †	140,331
47,116	Wyeth	2,288,895

		22,927,339

Total Health Care		43,246,644

Industrials — 9.9%
Aerospace & Defense — 2.7%
25,637	Boeing Co/The	1,388,244
13,590	General Dynamics Corp	877,914
4,375	Goodrich Corp	237,737
26,541	Honeywell International Inc	985,998
6,437	ITT Corp	335,690
4,114	L-3 Communications Holdings Inc	330,436
11,394	Lockheed Martin Corp	889,644
11,226	Northrop Grumman Corp	580,945
4,948	Precision Castparts Corp	504,053
13,742	Raytheon Co	659,204
5,563	Rockwell Collins Inc	282,600
33,219	United Technologies Corp	2,024,034

		9,096,499

Air Freight & Logistics — 1.0%
5,942	CH Robinson Worldwide Inc	343,150
7,486	Expeditors International of Washington Inc	263,133
11,022	FedEx Corp	829,075
35,096	United Parcel Service Inc, Class B	1,981,871

		3,417,229

Airlines — 0.1%
26,167	Southwest Airlines Co	251,203

Building Products — 0.0%#
12,993	Masco Corp	167,870

Commercial Services & Supplies — 0.5%
3,979	Avery Dennison Corp	143,284
4,637	Cintas Corp	140,547
6,360	Iron Mountain Inc †	169,558
7,307	Pitney Bowes Inc	181,579
11,375	Republic Services Inc	302,234
7,451	RR Donnelley & Sons Co	158,408
3,083	Stericycle Inc †	149,371
17,388	Waste Management Inc	518,510

		1,763,491

Construction & Engineering — 0.2%
6,347	Fluor Corp	322,745
4,373	Jacobs Engineering Group Inc †	200,939
7,100	Quanta Services Inc †	157,123

		680,807

9

Electrical Equipment — 0.4%
26,525	Emerson Electric Co	1,063,122
5,009	Rockwell Automation Inc/DE	213,383

		1,276,505

Industrial Conglomerates — 2.4%
24,645	3M Co	1,818,801
375,043	General Electric Co (g)	6,158,206
9,766	Textron Inc	185,359

		8,162,366

Machinery — 1.5%
21,926	Caterpillar Inc	1,125,461
7,122	Cummins Inc	319,137
9,140	Danaher Corp	615,305
14,926	Deere & Co	640,624
6,569	Dover Corp	254,614
5,844	Eaton Corp	330,712
1,973	Flowserve Corp	194,419
13,591	Illinois Tool Works Inc	580,472
12,822	PACCAR Inc	483,518
4,162	Pall Corp	134,349
5,665	Parker Hannifin Corp	293,674
2,091	Snap-On Inc	72,683
2,885	Stanley Works/The	123,161

		5,168,129

Professional Services — 0.1%
1,862	Dun & Bradstreet Corp	140,246
4,625	Equifax Inc	134,773
4,669	Monster Worldwide Inc †	81,614
5,548	Robert Half International Inc	138,811

		495,444

Road & Rail — 0.9%
9,240	Burlington Northern Santa Fe Corp	737,629
13,835	CSX Corp	579,133
12,974	Norfolk Southern Corp	559,309
2,029	Ryder System Inc	79,253
17,797	Union Pacific Corp	1,038,455

		2,993,779

Trading Companies & Distributors — 0.1%
4,732	Fastenal Co	183,129
2,259	WW Grainger Inc	201,864

		384,993

Total Industrials		33,858,315

10

Information Technology — 18.1%
Communications Equipment — 2.7%
3,422	Ciena Corp †	55,710
203,560	Cisco Systems Inc †	4,791,802
4,625	Harris Corp	173,900
8,004	JDS Uniphase Corp †	56,908
18,500	Juniper Networks Inc †	499,870
81,008	Motorola Inc	695,859
58,666	QUALCOMM Inc	2,638,797
14,369	Tellabs Inc †	99,434

		9,012,280

Computers & Peripherals — 5.5%
31,615	Apple Inc †	5,860,473
60,735	Dell Inc †	926,816
71,362	EMC Corp/Massachusetts †	1,216,008
83,679	Hewlett-Packard Co	3,950,486
46,263	International Business Machines Corp (g)	5,533,517
2,834	Lexmark International Inc, Class A †	61,044
11,870	NetApp Inc †	316,692
4,314	QLogic Corp †	74,201
8,013	SanDisk Corp †	173,882
27,095	Sun Microsystems Inc †	246,294
6,063	Teradata Corp †	166,854
7,929	Western Digital Corp †	289,646

		18,815,913

Electronic Equipment & Instruments — 0.5%
12,179	Agilent Technologies Inc †	338,942
6,049	Amphenol Corp, CLASS A	227,926
54,864	Corning Inc	839,968
5,455	FLIR Systems Inc †	152,576
6,670	Jabil Circuit Inc	89,445
4,916	Molex Inc	102,646

		1,751,503

Information Technology Services — 1.1%
3,445	Affiliated Computer Services Inc, Class A †	186,616
17,721	Automatic Data Processing Inc	696,435
10,347	Cognizant Technology Solutions Corp, Class A †	400,015
5,353	Computer Sciences Corp †	282,157
4,454	Convergys Corp †	44,273
6,957	Fidelity National Information Services Inc	177,473
5,448	Fiserv Inc †	262,593
3,386	Mastercard Inc, Class A	684,480
11,338	Paychex Inc	329,369
7,207	Total System Services Inc	116,105
24,759	Western Union Co/The	468,440

		3,647,956

11

Internet Software & Services — 1.8%
6,274	Akamai Technologies Inc †	123,472
39,620	eBay Inc †	935,428
8,491	Google Inc, Class A †	4,210,263
7,001	VeriSign Inc †	165,854
42,099	Yahoo! Inc †	749,783

		6,184,800

Office Electronics — 0.1%
30,671	Xerox Corp	237,393

Semiconductors & Semiconductor Equipment — 2.5%
19,791	Advanced Micro Devices Inc †	112,017
10,382	Altera Corp	212,935
10,289	Analog Devices Inc	283,771
47,069	Applied Materials Inc	630,725
15,226	Broadcom Corp, Class A †	467,286
197,565	Intel Corp	3,866,347
6,023	Kla-Tencor Corp	215,985
7,845	Linear Technology Corp	216,757
23,623	LSI Corp †	129,690
8,114	MEMC Electronic Materials Inc †	134,936
6,456	Microchip Technology Inc	171,084
29,886	Micron Technology Inc †	245,065
8,466	National Semiconductor Corp	120,810
3,545	Novellus Systems Inc †	74,374
19,333	Nvidia Corp †	290,575
6,414	Teradyne Inc †	59,329
44,518	Texas Instruments Inc	1,054,631
9,741	Xilinx Inc	228,134

		8,514,451

Software — 3.9%
18,528	Adobe Systems Inc †	612,165
8,286	Autodesk Inc †	197,207
6,493	BMC Software Inc †	243,682
14,049	CA Inc	308,938
6,570	Citrix Systems Inc †	257,741
8,785	Compuware Corp †	64,394
11,417	Electronic Arts Inc †	217,494
11,401	Intuit Inc †	324,929
5,641	McAfee Inc †	247,019
273,594	Microsoft Corp (g)	7,083,349
12,533	Novell Inc †	56,524
137,838	Oracle Corp	2,872,544
6,635	Red Hat Inc †	183,391

12

3,851	Salesforce.com Inc †	219,237
28,745	Symantec Corp †	473,430

		13,362,044

Total Information Technology		61,526,340

Materials — 3.4%
Chemicals — 2.0%
7,414	Air Products & Chemicals Inc	575,178
2,882	Airgas Inc	139,402
1,710	CF Industries Holdings Inc	147,453
40,360	Dow Chemical Co/The	1,052,185
2,637	Eastman Chemical Co	141,185
8,358	Ecolab Inc	386,390
31,890	EI Du Pont de Nemours & Co	1,024,945
2,600	FMC Corp	146,250
2,879	International Flavors & Fragrances Inc	109,201
19,266	Monsanto Co	1,491,188
5,820	PPG Industries Inc	338,782
10,827	Praxair Inc	884,458
4,299	Sigma-Aldrich Corp	232,060

		6,668,677

Construction Materials — 0.1%
4,411	Vulcan Materials Co	238,503

Containers & Packaging — 0.2%
3,412	Ball Corp	167,870
3,909	Bemis Co Inc	101,282
5,942	Owens-Illinois Inc †	219,260
4,790	Pactiv Corp †	124,780
5,781	Sealed Air Corp	113,481

		726,673

Metals & Mining — 0.9%
3,967	AK Steel Holding Corp	78,269
34,387	Alcoa Inc	451,157
3,526	Allegheny Technologies Inc	123,375
14,533	Freeport-McMoRan Copper & Gold Inc	997,109
17,293	Newmont Mining Corp	761,238
11,105	Nucor Corp	522,046
3,224	Titanium Metals Corp	30,918
5,058	United States Steel Corp	224,424

		3,188,536

Paper & Forest Products — 0.2%
15,272	International Paper Co	339,497
6,212	MeadWestvaco Corp	138,590
7,459	Weyerhaeuser Co	273,372

		751,459

Total Materials		11,573,848

13

Telecommunication Services — 3.1%
Diversified Telecommunication Services — 2.8%
208,223	AT&T Inc	5,624,103
10,490	CenturyTel Inc	352,464
11,400	Frontier Communications Corp	85,956
53,646	Qwest Communications International Inc	204,391
100,251	Verizon Communications Inc	3,034,598
15,857	Windstream Corp	160,631

		9,462,143

Wireless Telecommunication Services — 0.3%
13,927	American Tower Corp, Class A †	506,943
9,199	MetroPCS Communications Inc †	86,103
101,494	Sprint Nextel Corp †	400,901

		993,947

Total Telecommunication Services		10,456,090

Utilities — 3.6%
Electric Utilities — 2.0%
5,981	Allegheny Energy Inc	158,616
16,826	American Electric Power Co Inc	521,438
45,764	Duke Energy Corp	720,325
11,498	Edison International	386,103
6,909	Entergy Corp	551,753
23,260	Exelon Corp	1,154,161
10,758	FirstEnergy Corp	491,856
14,521	FPL Group Inc	801,995
6,324	Northeast Utilities	150,132
7,917	Pepco Holdings Inc	117,805
3,691	Pinnacle West Capital Corp	121,139
13,290	PPL Corp	403,218
9,857	Progress Energy Inc	385,014
28,094	Southern Co	889,737

		6,853,292

Gas Utilities — 0.1%
4,619	EQT Corp	196,769
1,641	Nicor Inc	60,044
6,148	Questar Corp	230,919

		487,732

Independent Power Producers & Energy Traders — 0.2%
23,540	AES Corp/The †	348,863
7,232	Constellation Energy Group Inc	234,100
18,391	Dynegy Inc, Class A †	46,897

		629,860

Multi-Utilities — 1.3%
8,236	Ameren Corp	208,206
13,977	Centerpoint Energy Inc	173,734
8,283	CMS Energy Corp	110,992

14

9,704	Consolidated Edison Inc	397,282
21,007	Dominion Resources Inc/VA	724,742
5,804	DTE Energy Co	203,953
2,798	Integrys Energy Group Inc	100,420
10,042	NiSource Inc	139,483
13,082	PG&E Corp	529,690
17,857	Public Service Enterprise Group Inc	561,424
3,988	SCANA Corp	139,181
8,658	Sempra Energy	431,255
7,792	TECO Energy Inc	109,711
4,126	Wisconsin Energy Corp	186,372
16,083	Xcel Energy Inc	309,437

		4,325,882

Total Utilities		12,296,766

TOTAL COMMON STOCKS
(Cost $186,990,219)		329,955,688

INVESTMENT COMPANY SECURITY — 0.4%
(Cost $1,425,284)
1,425,284	State Street Institutional Liquid Reserves Fund	1,425,284

Principal
Amount

U.S. TREASURY BILL — 1.0%
(Cost $3,497,060)
$3,500,000	0.270% due 01/21/2010 (e),(g),(i)	3,498,880

TOTAL INVESTMENTS
(Cost $191,912,563)(j)	98.3%	$334,879,852

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	All percentages are based on net assets of the Fund as of September 30, 2009.

(b)	Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$331,380,972	$82,310
Level 2 — Other Significant Observable Inputs	3,498,880	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$334,879,852	$82,310

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Note (c) above).

(e)	Security value was determined based on Level 2 inputs established by Topic 820 (see Note (c) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(h)	The Fund’s sub-advisor, World Asset Management, Inc., is an indirect subsidiary of Comerica Incorporated. The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At September 30, 2009, the Fund held the following security of a company that could be deemed to be an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/2009	Cost	Shares	Cost	Shares	9/30/2009

Comerica Inc	$116,537	$—	—	$5,274	177	$158,230

(i)	Rate represents annualized yield at date of purchase.

(j)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $162,862,403, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $19,895,114 and net appreciation for financial reporting purposes was

16

$142,967,289. At September 30, 2009, aggregate cost for financial reporting purposes was $191,912,563.

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2009 is as follows:

		Notional Value	Market Value	Fair
	Contracts	of Contracts	of Contracts	Value

S&P 500® E mini Index Futures, December 2009 (Equity Contracts)	243	$12,710,425	$12,792,735	$82,310

17

Munder International Equity Fund

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(f)

COMMON STOCKS — 95.7%
Australia — 6.3%
36,259	AMP Ltd	$208,560
11,575	Ansell Ltd	102,115
1,300	BHP Billiton Ltd, ADR	85,813
26,553	BlueScope Steel Ltd	68,635
56,625	Boral Ltd	304,223
60,350	Bradken Ltd	350,857
38,200	Coca-Cola Amatil Ltd	330,597
47,800	Commonwealth Property Office Fund	40,061
67,787	CSR Ltd	112,428
84,475	Infigen Energy	112,531
23,850	Iress Market Technology Ltd	178,634
41,300	Macquarie Airports	103,475
137,100	Metcash Ltd	544,273
169,897	Qantas Airways Ltd	428,666
27,717	QBE Insurance Group Ltd	588,313
962,677	Sigma Pharmaceuticals Ltd	904,476
8,892	Sims Metal Management Ltd	179,090
40,000	TABCORP Holdings Ltd	251,603
41,428	Wesfarmers Ltd	968,151
800	Westpac Banking Corp, ADR	92,352

		5,954,853

Austria — 1.6%
2,800	Erste Group Bank AG	125,134
161,350	IMMOFINANZ AG †	675,278
8,050	Raiffeisen International Bank Holding AG	524,915
3,325	Vienna Insurance Group	189,760

		1,515,087

Belgium — 1.2%
7,650	Compagnie Maritime Belge SA	235,535
20,400	Dexia SA †	188,070
29,375	Fortis †	137,598
12,000	KBC Groep NV †	602,753

		1,163,956

Denmark — 0.5%
35,250	Danske Bank A/S, ADR †	468,120

Finland — 1.2%
24,000	Fortum Oyj	615,309
9,925	Kesko OYJ, B Shares	332,594

1

4,650	Metso Oyj	130,852
4,525	Rautaruukki OYJ	108,595

		1,187,350

France — 11.1%
9,195	AXA SA	248,927
21,650	AXA SA, ADR	585,632
6,036	BNP Paribas	482,265
10,850	BNP Paribas, ADR	448,105
7,550	Cap Gemini SA	395,473
9,500	Casino Guichard Perrachon SA	753,478
5,300	CNP Assurances	540,033
11,541	Credit Agricole SA	241,167
17,500	France Telecom SA, ADR	471,100
4,650	GDF Suez	206,485
9,759	GDF Suez, ADR	435,154
750	Lafarge SA	67,113
4,650	PPR	596,013
1,525	Rallye SA	54,217
2,725	Sanofi-Aventis SA	199,979
11,066	Sanofi-Aventis SA, ADR	408,889
2,575	Schneider Electric SA	260,980
24,225	SCOR SE	662,199
5,166	Societe Generale	415,810
1,050	Technip SA	67,069
10,510	Total SA, ADR	622,823
5,000	Veolia Environnement, ADR	192,450
30,037	Vinci SA	1,699,287
15,150	Vivendi	468,779

		10,523,427

Germany — 7.5%
1,419	Allianz SE	177,270
51,350	Allianz SE, ADR	640,848
3,325	BASF SE	176,185
2,150	Deutsche Bank AG	165,002
8,400	Deutsche Bank AG, GRS	644,868
43,775	Deutsche Lufthansa AG, ADR	785,761
39,813	Deutsche Telekom AG	543,569
20,050	E.ON AG	850,277
16,850	E.ON AG, ADR	716,968
2,800	MAN SE	231,092
1,325	Metro AG	74,940
6,225	Muenchener Rueckversicherungs AG	993,192
4,275	RWE AG	397,057
950	Salzgitter AG	91,057
1,425	Stada Arzneimittel AG	38,953
16,450	ThyssenKrupp AG	566,416

		7,093,455

2

Greece — 1.1%
16,450	Hellenic Petroleum SA	186,799
24,150	National Bank of Greece SA †	865,827

		1,052,626

Hong Kong — 3.2%
856,025	China Pharmaceutical Group Ltd	478,266
195,450	Hopson Development Holdings Ltd	339,955
3,038,600	Hutchison Telecommunications Hong Kong Holdings Ltd	509,697
126,950	Hutchison Whampoa Ltd	914,853
78,600	Kingboard Chemical Holdings Ltd	299,185
260,733	Noble Group Ltd	453,481
126,600	Pacific Basin Shipping Ltd	83,637

		3,079,074

Ireland — 0.8%
43,800	Irish Life & Permanent PLC †	365,340
44,725	Smurfit Kappa Group PLC †	352,112

		717,452

Italy — 4.7%
16,700	Benetton Group SpA, ADR	337,841
158,725	Enel SpA	1,007,471
27,661	ENI SpA	691,359
10,320	Exor SpA	191,037
14,325	Fiat SpA †	184,260
34,325	Iride SpA	67,207
156,700	Telecom Italia SpA	192,618
32,925	Telecom Italia SpA, Ordinary Shares, ADR	577,175
3,286	Telecom Italia SpA, Saving Shares, ADR	40,385
222,826	UniCredit SpA †,(h)	870,613
67,935	UniCredit SpA †,(h)	265,432

		4,425,398

Japan — 20.0%
9,225	Aeon Co Ltd	88,278
46,650	Aiful Corp	54,567
2,700	Aioi Insurance Co Ltd	13,776
22,925	Asahi Breweries Ltd	419,349
10,575	Astellas Pharma Inc	434,710
31,825	Brother Industries Ltd	381,482
78,825	Calsonic Kansei Corp †	223,044
10,850	Canon Inc	438,762
18,149	Canon Inc, ADR	725,779
750	Daito Trust Construction Co Ltd	32,752
56,500	Fuji Heavy Industries Ltd	219,668
119,525	Fujitsu Ltd	781,609
800	Hitachi Cable Ltd	2,344
15,950	Hitachi Chemical Co Ltd	325,876
6,400	Hitachi Construction Machinery Co Ltd	137,390

3

14,525	Hitachi Kokusai Electric Inc	112,944
8,400	Hitachi Ltd, ADR †	256,872
2,675	Honda Motor Co Ltd	82,397
26,325	Honda Motor Co Ltd, ADR	797,911
101,250	Isuzu Motors Ltd	214,310
141,150	ITOCHU Corp	935,601
24,925	JFE Holdings Inc	855,222
175	KDDI Corp	986,465
55	Kenedix Realty Investment Corp	206,484
29,375	Kyowa Hakko Kirin Co Ltd	372,076
7,800	Marubeni Corp	39,363
105,425	Mazda Motor Corp	236,066
28,025	MEDIPAL HOLDINGS Corp	394,314
17,150	Miraca Holdings Inc	559,789
155,900	Mitsubishi Chemical Holdings Corp	647,810
20,150	Mitsubishi Corp, ADR	812,045
2,825	Mitsubishi Materials Corp	7,805
35,250	Mitsubishi Tanabe Pharma Corp	470,052
4,275	Mitsumi Electric Co Ltd	92,296
95,950	NEC Corp †	301,430
82,900	Nichirei Corp	327,851
12,175	Nippon Paper Group Inc	351,287
39,550	Nippon Telegraph & Telephone Corp, ADR	910,836
115,625	Nissan Motor Co Ltd †	781,868
45,300	NTT DoCoMo Inc, ADR	718,458
650	ORIX Corp	39,681
20,875	QP Corp	238,365
4,275	Ricoh Co Ltd, ADR	307,800
25,500	Showa Shell Sekiyu KK	278,678
3,475	Sompo Japan Insurance Inc	23,382
39,950	Sumitomo Heavy Industries Ltd †	194,932
1,850	Sumitomo Mitsui Financial Group Inc	64,507
13,100	Suzuken Co Ltd	452,404
6,500	Takata Corp	118,827
19,350	Takefuji Corp	68,118
16,125	Toyota Motor Corp, ADR	1,266,941
8,925	TS Tech Co Ltd	157,790

		18,962,363

Luxembourg — 0.5%
12,325	ArcelorMittal	460,814

Netherlands — 5.3%
41,800	Aegon NV †	354,836
86,175	ING Groep NV, ADR †	1,536,500
25,875	Royal Dutch Shell PLC, Class A, ADR	1,479,791
16,885	Royal Dutch Shell PLC, Class B, ADR	941,676
23,925	Unilever NV, NYR	690,476

		5,003,279

4

New Zealand — 0.1%
21,850	Fletcher Building Ltd	131,764

Norway — 0.1%
8,925	DnB NOR ASA †	103,371

Portugal — 0.1%
19,825	EDP — Energias de Portugal SA	90,804

Singapore — 0.4%
340,225	Neptune Orient Lines Ltd/Singapore	429,916

South Africa — 0.1%
30,775	Aquarius Platinum Ltd †	140,092

Spain — 5.6%
2,950	Acciona SA	401,470
3,400	ACS Actividades de Construccion y Servicios SA	177,323
17,875	Almirall SA	232,016
40,107	Banco Bilbao Vizcaya Argentaria SA, ADR	715,509
9,050	Banco Popular Espanol SA	90,717
124,835	Banco Santander SA, ADR	2,016,085
2,700	Endesa SA	89,215
14,925	Gas Natural SDG SA	329,791
97,750	Promotora de Informaciones SA †	557,865
15,350	Repsol YPF SA	417,576
3,375	Telefonica SA, ADR	279,821

		5,307,388

Sweden — 1.6%
16,200	SSAB AB, Class A	250,970
49,375	Svenska Cellulosa AB, B Shares	669,302
9,550	Swedbank AB, Class A †	91,098
16,700	Telefonaktiebolaget LM Ericsson, ADR	167,334
20,450	Trelleborg AB, B Shares †	118,217
28,000	Volvo AB, ADR	259,560

		1,556,481

Switzerland — 6.6%
4,750	Adecco SA	252,557
1,775	Credit Suisse Group AG	98,487
3,800	Dufry Group †	212,680
450	Galenica AG	158,497
450	Helvetia Holding AG	151,115
9,150	Holcim Ltd †	627,777
10,475	Nestle SA, ADR	447,178
4,286	Novartis AG	214,445
15,732	Novartis AG, ADR	792,578
350	Roche Holding AG	56,571
6,275	Schmolz + Bickenbach AG	193,766
33,000	Swatch Group AG/The	1,499,855
2,975	Swiss Life Holding AG †	351,959

5

3,800	Swiss Reinsurance Co Ltd	171,537
42,450	Zurich Financial Services AG, ADR	1,008,187

		6,237,189

United Kingdom — 16.1%
6,625	Antofagasta PLC	80,414
23,175	AstraZeneca PLC, ADR	1,041,716
35,450	Aviva PLC	253,869
63,850	Barclays PLC, ADR †	1,509,414
41,550	BBA Aviation PLC	105,116
56,126	BP PLC	496,029
27,900	BP PLC, ADR	1,485,117
11,275	British American Tobacco PLC	353,716
14,075	British American Tobacco PLC, ADR	890,244
155,175	Computacenter PLC	794,074
105,300	Dairy Crest Group PLC	645,374
12,560	Diageo PLC, ADR	772,314
18,768	GlaxoSmithKline PLC	368,777
16,661	GlaxoSmithKline PLC, ADR	658,276
49,050	Home Retail Group PLC	213,141
30,272	HSBC Holdings PLC, ADR	1,736,099
6,625	Imperial Tobacco Group PLC, ADR	390,809
294,725	Inchcape Plc †	132,591
12,175	Johnson Matthey PLC	270,070
5,375	Kazakhmys PLC †	92,257
115,045	Lloyds Banking Group PLC, ADR	767,350
12,325	Mondi PLC	60,845
33,500	National Express Group PLC	255,912
245,200	Old Mutual PLC	391,867
128,325	Premier Foods PLC †	86,135
5,900	Rexam PLC, ADR	126,201
9,275	Royal Bank of Scotland Group PLC, ADR †	157,397
81,600	RSA Insurance Group PLC	174,487
100	Unilever PLC, ADR	2,868
44,419	Vodafone Group PLC, ADR	999,428

		15,311,907

TOTAL COMMON STOCKS
(Cost $79,948,890)		90,916,166

PREFERRED STOCK — 1.5%
(Cost $772,182)
Germany — 1.5%
12,075	Volkswagen AG	1,406,351

RIGHTS — 0.0%#
Australia — 0.0%#
342,000	Sigma Pharmaceuticals, expires 10/02/09, (exercise price 1.02 AUD)†	13,577

6

France — 0.0%#
6,035	BNP Paribas, expires 10/13/09, (exercise price 40 EUR)†	13,070

TOTAL RIGHTS
(Cost $0)		26,647

INVESTMENT COMPANY SECURITIES — 2.6%
Australia — 0.0%#
1,050	Australian Infrastructure Fund	1,496

Multi-Country — 2.1%
18,300	iShares MSCI EAFE Index Fund	1,001,010
25,365	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	993,547

		1,994,557

United States — 0.5%
486,374	State Street Institutional Liquid Reserves Fund	486,374

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $2,176,513)		2,482,427

TOTAL INVESTMENTS
(Cost $82,897,585)(g)	99.8%	$94,831,591

†	Non-income producing security.

#	Amount represents less than 0.05% of the net assets.

(a)	All percentages are based on net assets of the Fund as of September 30, 2009. Country classifications are based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country”.

(b)	Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$94,831,591
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$94,831,591

(e)	As of September 30, 2009, the values of securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Note (d) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $19,179,650, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $7,245,644 and net appreciation for financial reporting purposes was $11,934,006. At September 30, 2009, aggregate cost for financial reporting purposes was $82,897,585.

(h)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

ABBREVIATIONS:
ADR	— American Depositary Receipt
AUD	— Australian Dollar
EUR	— Euro
GRS	— Global Registered Shares
NYR	— New York Registered Shares

8

At September 30, 2009, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	13.5%	$12,842,110
Insurance	8.7	8,232,686
Oil, Gas & Consumable Fuels	6.9	6,599,849
Pharmaceuticals	6.1	5,767,306
Electric Utilities	4.0	3,838,721
Automobiles	4.0	3,783,420
Diversified Telecommunication Services	3.7	3,525,202
Metals & Mining	3.3	3,180,948
Food & Staples Retailing	3.0	2,815,931
Wireless Telecommunication Services	2.8	2,704,350
Food Products	2.6	2,438,246
Trading Companies & Distributors	2.4	2,240,490
Health Care Providers & Services	2.0	1,909,690
Construction & Engineering	2.0	1,876,610
Office Electronics	2.0	1,853,822
Textiles, Apparel & Luxury Goods	1.9	1,837,696
Diversified Financial Services	1.8	1,727,538
Tobacco	1.7	1,634,769
Beverages	1.6	1,522,261
Machinery	1.5	1,422,900
Chemicals	1.5	1,419,941
Information Technology Services	1.4	1,368,181
Airlines	1.3	1,214,427
Multi-Utilities	1.3	1.231,145
Construction Materials	1.2	1,130,876
Computers & Peripherals	1.1	1,083,040
Paper & Forest Products	1.1	1,081,433
Real Estate Management & Development	1.1	1,047,985
Industrial Conglomerates	1.1	1,027,281
Media	1.1	1,026,644
Capital Markets	1.0	908,358
Marine	0.8	749,087
Health Care Equipment & Supplies	0.7	661,904
Electronic Equipment & Instruments	0.7	648,353
Multiline Retail	0.6	596,013
Auto Components	0.5	499,661
Containers & Packaging	0.5	478,313
Gas Utilities	0.3	329,791
Communications Equipment	0.3	280,278
Electrical Equipment	0.3	263,324
Road & Rail	0.3	255,912
Professional Services	0.3	252,557
Hotels, Restaurants & Leisure	0.3	251,603
Real Estate Investment Trusts (REITs)	0.3	246,544

9

Internet & Catalog Retail	0.2		213,141
Specialty Retail	0.2		212,680
Transportation Infrastructure	0.2		208,591
Consumer Finance	0.2		162,367
Distributors	0.1		132,591
Independent Power Producers & Energy Traders	0.1		112,531
Energy Equipment & Services	0.1		67,069

TOTAL COMMON STOCKS	95.7		90,916,166
PREFERRED STOCK	1.5		1,406,351
RIGHTS	0.0	#	26,647
INVESTMENT COMPANY SECURITIES	2.6		2,482,427

TOTAL INVESTMENTS	99.8%		$94,831,591

#	Amount represents less than 0.05% of the net assets.

10

Munder International Fund — Core Equity

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(f)

COMMON STOCKS — 95.8%
Australia — 6.2%
9,862	Australia & New Zealand Banking Group Ltd	$212,199
33,308	BHP Billiton Ltd	1,108,670
21,584	Caltex Australia Ltd †	230,591
13,383	Commonwealth Bank of Australia	610,985
7,306	CSL Ltd/Australia	215,661
25,321	Downer EDI Ltd	182,950
6,889	Rio Tinto Ltd	360,030
102,156	Telstra Corp Ltd	294,699
15,662	Westfield Group	192,057
7,284	Woolworths Ltd	187,959

		3,595,801

Belgium — 1.1%
9,643	Anheuser-Busch InBev NV	440,336
3,282	Delhaize Group SA	227,841

		668,177

Denmark — 0.5%
4,600	Novo Nordisk A/S	288,006

Finland — 0.3%
11,513	Nokia OYJ	169,318

France — 11.9%
1,808	Air Liquide SA	205,706
9,353	BNP Paribas	747,265
10,454	Bouygues SA	531,600
7,985	Cap Gemini SA	418,259
2,648	Compagnie Generale des Etablissements Michelin, Class B	207,736
2,519	Fonciere Des Regions	293,383
16,945	France Telecom SA	451,420
11,779	GDF Suez	523,050
1,722	L’Oreal SA	171,226
10,431	Sanofi-Aventis SA	765,499
6,032	Technip SA	385,295
6,703	Teleperformance	224,966
9,531	Total SA	566,325
2,184	Unibail-Rodamco SE	453,666
30,568	Vivendi	945,851

		6,891,247

Germany — 5.7%
9,952	BASF SE	527,335
4,212	Bayer AG	291,848

1

14,711	E.ON AG (g)	623,862
3,310	Hannover Rueckversicherung AG †	151,753
10,502	MTU Aero Engines Holding AG	497,311
947	Muenchener Rueckversicherungs AG	151,093
3,569	SAP AG	173,811
4,529	Siemens AG	419,389
3,101	Wacker Chemie AG	483,689

		3,320,091

Greece — 0.9%
7,100	National Bank of Greece SA †	254,549
11,287	Public Power Corp SA †	251,221

		505,770

Hong Kong — 2.2%
35,000	Cheung Kong Holdings Ltd	444,384
18,042	Hongkong Electric Holdings Ltd	99,172
148,000	Industrial & Commercial Bank of China Asia Ltd	334,955
58,000	MTR Corp	201,315
13,000	Sun Hung Kai Properties Ltd	191,896

		1,271,722

Italy — 3.3%
9,583	Atlantia SpA	232,366
87,821	Enel SpA	557,424
17,237	ENI SpA	430,821
11,351	Finmeccanica SpA	200,654
10,231	Prysmian SpA	191,935
9,399	Saipem SpA	283,058

		1,896,258

Japan — 19.8%
32,000	Air Water Inc	368,607
21,000	Asahi Glass Co Ltd	169,610
35,000	Chiba Bank Ltd/The	216,788
10,700	Denso Corp	314,688
13,800	FamilyMart Co Ltd	444,293
3,300	Fast Retailing Co Ltd	417,624
45,000	Fujitsu Ltd	294,268
6,600	Hisamitsu Pharmaceutical Co Inc	267,632
19,600	Hitachi Chemical Co Ltd	400,450
212,000	Hokuhoku Financial Group Inc	495,962
18,700	Honda Motor Co Ltd	576,010
4,800	JFE Holdings Inc	164,697
304	Jupiter Telecommunications Co Ltd	293,959
97	KDDI Corp	546,783
16,000	Kirin Holdings Co Ltd	245,263
6,500	Kobayashi Pharmaceutical Co Ltd	296,162
9,100	Konami Corp	185,518
26,800	Mitsubishi Corp	542,180

2

23,500	Mitsubishi UFJ Financial Group Inc	126,185
23,800	Mitsui & Co Ltd	311,270
3,700	Nidec Corp	300,485
900	Nintendo Co Ltd	230,602
24,000	Nippon Electric Glass Co Ltd	218,972
26,000	Nippon Oil Corp	145,981
29,400	Nissan Motor Co Ltd †	198,806
5,300	Nitto Denko Corp	162,368
17,300	Nomura Holdings Inc	106,577
52	NTT Data Corp	166,604
411	Rakuten Inc	273,802
220	Risa Partners Inc	142,149
5,200	Sankyo Co Ltd	325,561
6,600	Santen Pharmaceutical Co Ltd	242,633
4,000	Secom Co Ltd	201,415
10,500	Sega Sammy Holdings Inc	136,623
12,400	Sumitomo Electric Industries Ltd	162,175
3,886	Sumitomo Mitsui Financial Group Inc	135,500
38,000	Suruga Bank Ltd	359,405
6,600	Takeda Pharmaceutical Co Ltd	274,985
50,000	Tokyo Gas Co Ltd	207,765
34,000	Toshiba Corp †	178,399
12,000	Toyo Suisan Kaisha Ltd	324,848
18,000	Yamato Holdings Co Ltd	295,772

		11,469,376

Netherlands — 2.8%
5,732	ASML Holding NV	168,597
4,148	Fugro NV	239,551
3,776	Heineken NV	174,084
35,327	Koninklijke Ahold NV	424,939
20,985	Koninklijke KPN NV	348,080
11,985	Wolters Kluwer NV	255,971

		1,611,222

Norway — 1.9%
63,400	DnB NOR ASA †	734,312
5,300	Fred Olsen Energy ASA	197,646
5,600	Yara International ASA	176,257

		1,108,215

Singapore — 1.8%
66,000	Singapore Telecommunications Ltd	152,274
28,000	United Overseas Bank Ltd	333,539
122,000	Wilmar International Ltd	547,361

		1,033,174

Spain — 6.2%
4,924	ACS Actividades de Construccion y Servicios SA	256,805
85,041	Banco Santander SA (g)	1,368,891

3

152,698	Mapfre SA	683,088
9,230	Repsol YPF SA	251,090
38,812	Telefonica SA	1,070,879

		3,630,753

Sweden — 2.6%
11,616	Electrolux AB, Series B †	265,767
3,250	Oriflame Cosmetics SA, SDR	166,431
24,369	Svenska Handelsbanken AB, A Shares	622,215
8,523	Swedish Match AB	171,161
31,654	Telefonaktiebolaget LM Ericsson, B Shares	317,841

		1,543,415

Switzerland — 8.2%
12,549	ABB Ltd	251,876
4,564	Baloise Holding AG	436,009
11,974	Credit Suisse Group AG	664,388
9,518	Nestle SA	405,592
6,134	Roche Holding AG	991,455
1,259	Swatch Group AG/The	296,557
11,754	Swiss Reinsurance Co Ltd	530,591
783	Syngenta AG	179,902
4,142	Zurich Financial Services AG	985,239

		4,741,609

United Kingdom — 20.4%
69,141	Amlin PLC	423,759
40,314	Antofagasta PLC	489,330
9,735	AstraZeneca PLC	436,246
91,521	Aviva PLC	655,411
110,604	BAE Systems PLC	617,253
39,907	Balfour Beatty PLC	205,363
74,573	Beazley PLC	140,631
18,639	BG Group PLC	323,795
80,684	BP PLC	713,067
26,140	British American Tobacco PLC	820,056
72,472	Compass Group PLC	442,785
16,763	Diageo PLC	257,182
47,358	G4S PLC	166,962
26,086	GlaxoSmithKline PLC	512,571
65,325	IG Group Holdings PLC	347,858
117,180	International Power PLC	541,214
30,029	Interserve PLC	110,379
80,676	Kingfisher PLC	274,497
34,120	Marks & Spencer Group PLC	197,449
56,197	National Grid PLC	542,460
11,681	Petrofac Ltd	184,347
8,495	Reckitt Benckiser Group PLC	415,163
28,454	Royal Dutch Shell PLC, B Shares (g)	789,425
56,088	Stagecoach Group PLC	145,929

4

30,530	Standard Chartered PLC	752,366
324,173	Vodafone Group PLC	726,345
35,752	WM Morrison Supermarkets PLC	158,441
32,478	Xstrata PLC †	478,821

		11,869,105

TOTAL COMMON STOCKS
(Cost $59,387,339)		55,613,259

PREFERRED STOCK — 1.0%
(Cost $749,172)
Germany — 1.0%
9,621	Fresenius SE	563,015

RIGHT — 0.1%
(Cost $0)
France — 0.1%
9,352	BNP Paribas, expires 10/13/2009 (exercise price 40 EUR) †	20,254

INVESTMENT COMPANY SECURITY — 1.4%
(Cost $828,642)
828,642	State Street Institutional Liquid Reserves Fund	828,642

TOTAL INVESTMENTS
(Cost $60,965,153) (h)	98.3%	$57,025,170

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2009. Country classifications are based on the country classification assigned by the Fund’s benchmark.

(b)	Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

		Investments in
	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$57,025,170	$(15,641)
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$57,025,170	$(15,641)

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/depreciation on the instrument.

(e)	As of September 30, 2009, the values of securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Note (d) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(h)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,476,313, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,416,296 and net depreciation for financial reporting purposes was $3,939,983. At September 30, 2009, aggregate cost for financial reporting purposes was $60,965,153.

6

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2009 is as follows:

		Notional Value	Market Value	Fair
Long Positions	Contracts	of Contracts	of Contracts	Value

Equity Contracts
MSCI Pan Euro Index Futures, December 2009	28	$671,953	$662,956	$(8,997)
Topix Index Futures, December 2009	2	209,396	202,752	(6,644)

ABBREVIATION:
EUR	— Euro
SDR	— Special Depositary Receipt

At September 30, 2009, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	12.6%	$7,305,119
Insurance	7.2	4,157,574
Pharmaceuticals	7.0	4,070,876
Oil, Gas & Consumable Fuels	5.9	3,451,096
Metals & Mining	4.5	2,601,547
Chemicals	4.3	2,504,315
Diversified Telecommunication Services	4.0	2,317,350
Electric Utilities	2.6	1,531,679
Media	2.6	1,495,780
Food & Staples Retailing	2.5	1,443,473
Aerospace & Defense	2.3	1,315,219
Energy Equipment & Services	2.2	1,289,896
Food Products	2.2	1,277,801
Wireless Telecommunication Services	2.2	1,273,128
Beverages	1.9	1,116,865
Construction & Engineering	1.9	1,104,148
Multi-Utilities	1.8	1,065,511
Tobacco	1.7	991,217
Real Estate Investment Trusts (REITs)	1.6	939,105
Capital Markets	1.6	913,114
Trading Companies & Distributors	1.5	853,451
Automobiles	1.3	774,815
Specialty Retail	1.2	692,121
Real Estate Management & Development	1.1	636,280
Personal Products	1.1	633,820
Electrical Equipment	1.0	605,986
Software	1.0	589,931
Information Technology Services	1.0	584,863
Commercial Services & Supplies	1.0	551,326
Independent Power Producers & Energy Traders	0.9	541,214

7

Auto Components	0.9	522,424
Electronic Equipment & Instruments	0.9	519,456
Communications Equipment	0.8	487,159
Computers & Peripherals	0.8	472,667
Leisure Equipment & Products	0.8	462,185
Hotels, Restaurants & Leisure	0.8	442,784
Industrial Conglomerates	0.7	419,389
Household Products	0.7	415,163
Diversified Financial Services	0.6	347,858
Road & Rail	0.6	347,244
Textiles, Apparel & Luxury Goods	0.5	296,557
Air Freight & Logistics	0.5	295,772
Internet & Catalog Retail	0.5	273,802
Household Durables	0.5	265,767
Transportation Infrastructure	0.4	232,366
Professional Services	0.4	224,965
Biotechnology	0.4	215,661
Gas Utilities	0.4	207,765
Multiline Retail	0.3	197,449
Building Products	0.3	169,609
Semiconductors & Semiconductor Equipment	0.3	168,597

TOTAL COMMON STOCKS	95.8	55,613,259
PREFERRED STOCK:
Health Care Equipment & Supplies	1.0	563,015
RIGHT	0.1	20,254
INVESTMENT COMPANY SECURITY	1.4	828,642

TOTAL INVESTMENTS	98.3%	$57,025,170

8

Munder International Small-Cap Fund

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(g)

COMMON STOCKS — 97.7%
Australia — 4.4%
224,035	Centennial Coal Co Ltd	$636,412
169,636	Downer EDI Ltd	1,225,657
45,270	JB Hi-Fi Ltd	793,152
87,331	MacArthur Coal Ltd	727,290
894,459	Mount Gibson Iron Ltd †	868,001
164,811	Platinum Asset Management Ltd	788,048
111,752	Primary Health Care Ltd	612,229
1,653,289	Virgin Blue Holdings Ltd †	627,168
110,437	Wotif.com Holdings Ltd	536,826

		6,814,783

Austria — 1.6%
17,523	Andritz AG	873,888
23,162	bwin Interactive Entertainment AG †	1,050,717
5,180	Mayr Melnhof Karton AG	525,077

		2,449,682

Belgium — 0.4%
20,997	Telenet Group Holding NV †	554,296

Canada — 9.3%
57,864	Alamos Gold Inc †	509,110
15,500	Astral Media Inc	479,195
17,933	Atco Ltd, Class I	703,485
41,807	Atrium Innovations Inc †	574,009
22,445	Baytex Energy Trust	494,748
25,678	Bird Construction Income Fund	787,860
18,316	Dorel Industries Inc, Class B	503,299
31,632	Home Capital Group Inc	1,130,083
66,914	HudBay Minerals Inc †	806,230
16,700	Inmet Mining Corp	935,256
25,848	Laurentian Bank of Canada	926,342
23,089	Methanex Corp	402,195
32,830	Open Text Corp †	1,225,544
32,616	Pan American Silver Corp †	748,799
38,053	Petrominerales Ltd †	507,895
58,541	Red Back Mining Inc †	657,776
27,626	ShawCor Ltd, Class A	747,255
43,434	Sino-Forest Corp †	686,003
20,570	SXC Health Solutions Corp †	962,553
46,683	Thompson Creek Metals Co Inc †	563,780

		14,351,417

1

Denmark — 0.6%
8,184	FLSmidth & Co A/S	445,635
20,650	Sydbank A/S †	540,905

		986,540

Finland — 1.4%
146,819	Citycon Oyj	623,058
76,896	Huhtamaki Oyj	978,973
82,292	Oriola-KD OYJ, B Shares	497,343

		2,099,374

France — 8.9%
14,374	Bureau Veritas SA	811,078
12,331	Compagnie Generale des Etablissements Michelin, Class B	967,369
22,887	Etablissements Maurel et Prom	462,520
29,067	Eutelsat Communications	883,455
8,917	Faiveley SA	766,349
6,132	Fonciere Des Regions	714,181
25,508	Gemalto NV †	1,189,428
23,747	M6-Metropole Television	624,460
13,825	Publicis Groupe	554,526
50,056	Recylex SA †	670,964
10,773	Rubis	983,715
12,073	Saft Groupe SA	671,347
31,507	SCOR SE	861,255
12,336	SEB SA	655,012
10,966	Sopra Group SA	724,205
13,888	Technip SA	887,099
40,519	Teleperformance	1,359,895

		13,786,858

Germany — 6.4%
16,461	Bilfinger Berger AG	1,139,130
13,921	Deutsche Euroshop AG	487,892
51,263	GAGFAH SA	567,869
19,193	H&R WASAG AG	424,942
14,409	Hannover Rueckversicherung AG †	660,605
92,289	Infineon Technologies AG †	520,622
14,141	Lanxess AG	487,325
34,619	MTU Aero Engines Holding AG	1,639,347
23,431	Rhoen Klinikum AG	596,264
17,454	Stada Arzneimittel AG	477,111
22,429	Suedzucker AG	454,577
34,840	United Internet AG †	525,636
6,513	Vossloh AG	737,969
4,874	Wacker Chemie AG	760,239
7,991	Wincor Nixdorf AG	514,636

		9,994,164

2

Greece — 0.7%
31,740	Hellenic Exchanges SA Holding Clearing Settlement and Registry	403,158
51,541	JUMBO SA	678,802

		1,081,960

Hong Kong — 2.5%
173,857	Great Eagle Holdings Ltd	432,509
322,868	Industrial & Commercial Bank of China Asia Ltd	730,719
555,531	Noble Group Ltd	966,209
532,453	Peace Mark Holdings Ltd †,(f),(h)	0
1,165,706	Texwinca Holdings Ltd	922,030
449,267	Xinao Gas Holdings Ltd	892,731

		3,944,198

Ireland — 0.3%
95,831	Allied Irish Banks PLC †	458,215

Italy — 4.4%
58,289	Azimut Holding SpA	736,541
89,040	Cementir Holding SpA	465,810
84,111	Davide Campari-Milano SpA	754,503
20,936	DiaSorin SpA	704,644
378,235	Immobiliare Grande Distribuzione	744,997
48,723	Prysmian SpA	914,050
112,716	Recordati SpA	797,499
10,892	Tod’s SpA	744,342
54,790	Trevi Finanziaria SpA	953,303

		6,815,689

Japan — 18.5%
16,642	ABC-Mart Inc	518,180
65,916	Air Water Inc	759,284
94,700	Alps Electric Co Ltd †	546,478
24,864	Capcom Co Ltd	488,610
103,000	Central Glass Co Ltd	457,829
77,500	COMSYS Holdings Corp	849,552
7,500	Disco Corp	499,638
19,000	Don Quijote Co Ltd	450,844
457	Fields Corp	686,276
38,200	Fuji Oil Co Ltd	539,179
11,825	Hisamitsu Pharmaceutical Co Inc	479,508
220,000	Hokuhoku Financial Group Inc	514,677
45,522	Hosiden Corp	617,170
48,159	K’s Holdings Corp	1,614,868
63,000	Kagoshima Bank Ltd/The	501,108
39,703	Kintetsu World Express Inc	928,829
13,400	Kobayashi Pharmaceutical Co Ltd	610,550
79,000	Koito Manufacturing Co Ltd	1,095,694
67,313	Kuroda Electric Co Ltd	824,868
28,400	Kyoei Steel Ltd	681,802

3

47,100	Kyowa Exeo Corp	462,264
35,900	Lintec Corp	683,886
17,922	Mandom Corp	513,112
11,200	Mars Engineering Corp	412,989
24,800	Megachips Corp	536,254
1,440	Monex Group Inc	521,361
12,300	Nichi-iko Pharmaceutical Co Ltd	396,686
63,000	Nippon Shokubai Co Ltd	557,957
11,200	Nissha Printing Co Ltd	572,695
56,085	NSD CO LTD	604,805
7,800	Okinawa Electric Power Co Inc/The	465,749
43,200	Park24 Co Ltd	497,619
11,550	Point Inc	764,296
851	Risa Partners Inc	549,858
189,000	Sankyu Inc	814,828
63,000	Shiga Bank Ltd/The	395,132
8,570	Sumitomo Real Estate Sales Co Ltd	306,463
89,990	Suruga Bank Ltd	851,128
26,800	Taiyo Ink Manufacturing Co Ltd	683,696
92,000	Takasago Thermal Engineering Co Ltd	798,396
71,090	Tokyo Tatemono Co Ltd	347,669
12,400	Towa Pharmaceutical Co Ltd	609,191
159,000	Toyo Engineering Corp	542,015
197,000	Toyo Tire & Rubber Co Ltd †	474,038
16,858	Tsuruha Holdings Inc	702,377
83	United Urban Investment Corp	486,359
562	Works Applications Co Ltd	385,665

		28,601,432

Netherlands — 2.6%
86,241	BinckBank N.V.	1,527,028
8,070	Fugro NV	466,051
40,866	Imtech NV	1,042,037
14,945	Koninklijke Vopak NV †	970,142

		4,005,258

Norway — 2.5%
139,796	Atea ASA	883,391
16,250	Fred Olsen Energy ASA	605,989
29,500	Leroy Seafood Group ASA	523,493
84,500	ProSafe SE	435,366
30,869	Tandberg ASA	739,112
49,050	TGS Nopec Geophysical Co ASA †	734,548

		3,921,899

4

Singapore — 1.0%
250,600	Chartered Semiconductor Manufacturing Ltd †	462,542
558,000	Ho Bee Investment Ltd	558,535
389,000	Straits Asia Resources Ltd	588,201

		1,609,278

South Korea — 2.7%
80,140	Busan Bank	891,011
10,989	CJ O Shopping Co Ltd	761,979
64,590	Daegu Bank	926,434
35,400	Hyundai Marine & Fire Insurance Co Ltd	653,469
28,090	LG Dacom Corp	476,809
82,870	Nexen Tire Corp	429,735

		4,139,437

Spain — 3.5%
24,039	Abengoa SA	695,810
66,329	Banco de Sabadell SA	490,651
18,780	Bolsas y Mercados Espanoles	731,288
30,308	Enagas	633,335
47,399	Obrascon Huarte Lain SA	1,320,985
14,803	RED ELECTRICA CORP SA	757,518
34,142	Viscofan SA	830,363

		5,459,950

Sweden — 2.4%
39,991	Boliden AB	429,662
89,643	Castellum AB	867,967
25,860	Elekta AB, B Shares	500,778
464,347	Niscayah Group AB	1,052,405
124,636	Peab AB	852,796

		3,703,608

Switzerland — 5.9%
14,468	Actelion Ltd †	898,404
16,644	Aryzta AG †	674,561
14,078	Baloise Holding AG	1,344,902
1,683	Banque Cantonale Vaudoise	693,468
929	Barry Callebaut AG	549,977
1,798	Galenica AG	633,282
6,714	Orascom Development Holding AG †	600,910
12,402	PSP Swiss Property AG †	718,055
11,902	Schindler Holding AG	816,016
397	Sika AG, N Ap	535,948
5,869	Sulzer AG	506,876
11,025	Tecan Group AG	680,884
13,458	Vontobel Holding AG	449,336

		9,102,619

5

United Kingdom — 17.7%
66,466	Aggreko Plc	745,683
186,659	Amlin PLC	1,144,016
236,225	ARM Holdings Plc	542,123
23,408	Autonomy Corp PLC †	609,401
75,168	Babcock International Group	682,938
117,731	Balfour Beatty PLC	605,849
530,503	Beazley PLC	1,000,432
123,497	Britvic PLC	695,718
111,718	Carillion PLC	491,705
140,829	Carphone Warehouse Group PLC	430,326
37,758	Chemring Group Plc	1,474,783
160,518	Domino’s Pizza UK & IRL Plc	749,074
73,443	easyJet PLC †	445,079
657,117	Galiform PLC †	831,736
219,354	Game Group Plc	559,846
105,084	IG Group Holdings PLC	559,577
1,542,790	Inchcape Plc †	694,070
112,543	INFORMA PLC	566,561
55,691	Inmarsat PLC	490,850
118,565	Interserve PLC	435,815
28,637	Intertek Group PLC	580,774
150,020	JKX Oil & Gas PLC	665,799
224,097	Logica PLC	465,941
264,344	Mcbride Plc	809,014
83,851	Micro Focus International PLC	476,393
79,468	Mothercare PLC	715,656
262,497	N Brown Group PLC	1,031,155
78,514	Petrofac Ltd	1,239,088
26,131	Premier Oil PLC †	505,312
179,337	QinetiQ Group PLC	403,544
7,418	Randgold Resources Ltd	518,779
269,426	Regus PLC	431,445
675,498	Spirent Communications PLC	941,906
91,266	SSL International PLC	933,484
169,011	Stagecoach Group PLC	439,731
563,670	Taylor Wimpey PLC †	379,430
118,948	Thomas Cook Group PLC	441,595
39,705	Travis Perkins PLC †	528,577
108,383	TUI Travel PLC	440,999
70,611	Tullett Prebon PLC	441,006
97,222	Vitec Group Plc/The	567,120
85,133	Wetherspoon (J.D.) Plc	650,617

		27,362,947

TOTAL COMMON STOCKS
(Cost $129,806,764)		151,243,604

6

PREFERRED STOCKS — 1.2%
Germany — 1.2%
21,142	Hugo Boss AG	823,263
100,499	ProSiebenSat.1 Media AG	1,080,929

TOTAL PREFERRED STOCKS
(Cost $952,763)		1,904,192

INVESTMENT COMPANY SECURITY — 0.3%
(Cost $423,988)
423,988	State Street Institutional Liquid Reserves Fund	423,988

TOTAL INVESTMENTS
(Cost $131,183,515)(i)	99.2%	$153,571,784

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2009. Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$153,571,784
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	— *

Total	$153,571,784

7

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2009	$—	*
Transfers in and/or out of Level 3	—
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 9/30/2009	$—	*

Net change in unrealized appreciation/(depreciation) from investments still held at end of period	$—

*	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

(e)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Note (d) above).

(f)	Security value was determined based on Level 3 inputs established by Topic 820 (see Note (d) above).

(g)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(h)	Security valued at fair value as of September 30, 2009, in accordance with guidelines approved by the Board of Trustees, (see note (g) above). At September 30, 2009, these securities represent $0, 0.0% of net assets.

(i)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $28,101,769, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,713,500 and net appreciation for financial reporting purposes was

8

$22,388,269. At September 30, 2009, aggregate cost for financial reporting purposes was $131,183,515.

At September 30, 2009, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Construction & Engineering	6.9%	$10,624,756
Metals & Mining	5.2	8,117,450
Commercial Banks	5.1	7,919,790
Specialty Retail	4.0	6,191,206
Insurance	3.7	5,664,680
Chemicals	3.4	5,295,472
Commercial Services & Supplies	3.4	5,208,443
Energy Equipment & Services	3.3	5,115,396
Capital Markets	3.2	5,013,178
Real Estate Management & Development	3.2	4,910,016
Hotels, Restaurants & Leisure	2.5	3,933,912
Oil, Gas & Consumable Fuels	2.5	3,860,887
Machinery	2.4	3,701,098
Food Products	2.3	3,572,151
Aerospace & Defense	2.3	3,517,674
Media	2.0	3,108,198
Auto Components	1.9	2,966,836
Pharmaceuticals	1.8	2,759,994
Professional Services	1.8	2,751,747
Software	1.7	2,564,874
Gas Utilities	1.6	2,509,781
Health Care Providers & Services	1.5	2,339,117
Internet & Catalog Retail	1.5	2,329,960
Trading Companies & Distributors	1.5	2,319,654
Computers & Peripherals	1.4	2,240,318
Health Care Equipment & Supplies	1.4	2,138,906
Information Technology Services	1.3	2,073,537
Semiconductors & Semiconductor Equipment	1.3	2,024,925
Real Estate Investment Trusts (REITs)	1.3	1,945,537
Internet Software & Services	1.1	1,751,179
Personal Products	1.1	1,697,671
Diversified Financial Services	1.1	1,694,022
Communications Equipment	1.1	1,681,017
Leisure Equipment & Products	1.1	1,666,386
Textiles, Apparel & Luxury Goods	1.1	1,666,372
Electrical Equipment	1.0	1,585,396
Household Durables	1.0	1,537,740
Diversified Telecommunication Services	1.0	1,521,954
Containers & Packaging	1.0	1,504,050
Beverages	0.9	1,450,222
Building Products	0.8	1,256,225
Road & Rail	0.8	1,254,559

9

Electric Utilities	0.8	1,223,268
Multiline Retail	0.8	1,166,499
Electronic Equipment & Instruments	0.8	1,163,648
Thrifts & Mortgage Finance	0.7	1,130,084
Airlines	0.7	1,072,247
Transportation Infrastructure	0.6	970,142
Health Care Technology	0.6	962,553
Air Freight & Logistics	0.6	928,829
Biotechnology	0.6	898,404
Household Products	0.5	809,014
Multi-Utilities	0.5	703,485
Food & Staples Retailing	0.5	702,378
Distributors	0.4	694,070
Paper & Forest Products	0.4	686,003
Life Sciences Tools & Services	0.4	680,884
Construction Materials	0.3	465,810

TOTAL COMMON STOCKS	97.7	151,243,604
PREFERRED STOCKS:
Media	0.7	1,080,929
Textiles, Apparel & Luxury Goods	0.5	823,263

TOTAL PREFERRED STOCKS	1.2	1,904,192
INVESTMENT COMPANY SECURITY	0.3	423,988

TOTAL INVESTMENTS	99.2%	$153,571,784

10

Munder Internet Fund

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(h)

COMMON STOCKS — 96.3%
Consumer Discretionary — 13.1%
Diversified Consumer Services — 0.7%
35,000	Apollo Group Inc, Class A †	$2,578,450

Hotels, Restaurants & Leisure — 1.4%
81,800	Ctrip.com International Ltd, ADR †	4,809,022

Internet & Catalog Retail — 10.5%
107,400	Amazon.com Inc †	10,026,864
231,662	Bidz.com Inc †	806,184
35,000	Blue Nile Inc †	2,174,200
208,245	Expedia Inc †	4,987,468
88,382	NetFlix Inc †	4,080,597
243,436	PetMed Express Inc	4,588,768
51,566	priceline.com Inc †	8,550,674
50,000	Shutterfly Inc †	831,500

		36,046,255

Media — 0.5%
100,000	Comcast Corp, Class A	1,689,000

Total Consumer Discretionary		45,122,727

Financials — 2.4%
Capital Markets — 1.4%
255,000	TD Ameritrade Holding Corp †	5,003,100

Insurance — 0.4%
96,000	eHealth Inc †	1,393,920

Real Estate Investment Trusts (REITs) — 0.5%
37,000	Digital Realty Trust Inc	1,691,270

Real Estate Management & Development — 0.1%
63,100	ZipRealty Inc †	265,020

Total Financials		8,353,310

Industrials — 4.5%
Commercial Services & Supplies — 0.5%
674,786	Intermap Technologies Corp †	1,670,184

Professional Services — 4.0%
153,425	51job Inc, ADR †	2,146,416
667,750	Monster Worldwide Inc †	11,672,270

		13,818,686

Total Industrials		15,488,870

1

Information Technology — 76.3%
Communications Equipment — 7.4%
504,300	Cisco Systems Inc †	11,871,222
41,000	F5 Networks Inc †	1,624,830
91,300	Juniper Networks Inc †	2,466,926
138,500	QUALCOMM Inc	6,229,730
21,300	Research In Motion Ltd †	1,438,815
75,000	Riverbed Technology Inc †	1,647,000

		25,278,523

Computers & Peripherals — 11.3%
80,050	Apple Inc †	14,838,869
100,000	Dell Inc †	1,526,000
250,000	EMC Corp †	4,260,000
148,500	Hewlett-Packard Co	7,010,685
53,000	International Business Machines Corp	6,339,330
181,000	NetApp Inc †	4,829,080

		38,803,964

Information Technology Services — 1.0%
79,000	NeuStar Inc, Class A †	1,785,400
85,000	Western Union Co/The	1,608,200

		3,393,600

Internet Software & Services — 38.8%
264,300	Akamai Technologies Inc †	5,201,424
23,600	Baidu Inc/China, ADR †	9,228,780
50,000	comScore Inc †	900,500
150,000	Dice Holdings Inc †	984,000
89,981	Digital River Inc †	3,628,034
566,101	eBay Inc †	13,365,644
25,668	Google Inc, Class A †	12,727,478
216,400	GSI Commerce Inc †	4,178,684
161,999	IAC/InterActiveCorp †	3,270,760
180,000	Internet Brands Inc, Class A †	1,436,400
171,200	Knot Inc/The †	1,869,504
5,786	Mainstream Data Services Inc. †,(g),(i),(j),(k)	0
45,400	MercadoLibre Inc †	1,746,084
5,086,260	Move Inc †	13,732,902
150,100	Netease.com, ADR †	6,856,568
11,500	NHN Corp †	1,693,401
208,100	NIC Inc	1,850,009
98,900	Sina Corp/China †	3,754,244
48,950	Sohu.com Inc †	3,366,781
272,200	Spark Networks Inc †	612,450
662,371	TechTarget Inc †	3,775,515
133,800	Tencent Holdings Ltd	2,163,230
1,143,532	TheStreet.com Inc	3,316,243
143,000	Valueclick Inc †	1,886,170
286,500	VeriSign Inc †	6,787,185

2

38,200	VistaPrint NV †	1,938,650
127,450	WebMD Health Corp, Class A †	4,221,144
1,074,880	Yahoo! Inc †	19,143,613

		133,635,397

Semiconductors & Semiconductor Equipment — 2.7%
140,000	Applied Materials Inc	1,876,000
155,000	Cypress Semiconductor Corp †	1,601,150
220,000	Intel Corp	4,305,400
65,000	Texas Instruments Inc	1,539,850

		9,322,400

Software — 15.1%
45,000	BMC Software Inc †	1,688,850
353,800	Check Point Software Technologies †	10,030,230
38,500	McAfee Inc †	1,685,915
453,000	Microsoft Corp	11,728,170
233,900	Oracle Corp	4,874,476
43,000	Perfect World Co Ltd, ADR †	2,068,300
136,400	Red Hat Inc †	3,770,096
45,000	Salesforce.com Inc †	2,561,850
47,300	Shanda Interactive Entertainment Ltd, ADR †	2,421,760
1,049,266	SourceForge Inc †	1,322,075
213,000	Symantec Corp †	3,508,110
286,100	Synopsys Inc †	6,414,362

		52,074,194

Total Information Technology		262,508,078

TOTAL COMMON STOCKS
(Cost $363,087,441)		331,472,985

PREFERRED STOCK — 0.1%
(Cost $999,999)
Information Technology — 0.1%
Computers & Peripherals — 0.1%
444,444	Alacritech, Inc, Series C †,(g),(i),(j),(k)	133,333

WARRANT — 0.0%#
(Cost $0)
Industrials — 0.0%#
Commercial Services & Supplies — 0.0%#
100,000	Intermap Technologies Corp, Expires 04/27/2010 †,(f),(i)	5,324

INVESTMENT COMPANY SECURITY — 0.8%
(Cost $2,688,924)
2,688,924	State Street Institutional Liquid Reserves Fund	2,688,924

TOTAL INVESTMENTS
(Cost $366,776,364)(l)	97.2%	$334,300,566

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

3

(a)	All percentages are based on net assets of the Fund as of September 30, 2009.

(b)	Subsequent Events: The Board of Trustees has approved (i) a change in the name of the Fund to the Munder Growth Opportunities Fund and related investment strategy changes, to become effective on or about January 1, 2010; and (ii) the merger of the Munder Technology Fund, a separate series of Munder Series Trust, with and into the Fund, subject to approval by shareholders of the Munder Technology Fund to be solicited beginning in January, 2010. Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no other events have occurred that require disclosure.

(c)	The Fund primarily invests in equity securities of companies positioned to benefit from the growth of the Internet. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of September 30, 2009, more than 25% of the Fund’s net assets were invested in issuers in the Internet software & services industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$334,161,909
Level 2 — Other Significant Observable Inputs	5,324
Level 3 — Significant Unobservable Inputs	133,333

Total	$334,300,566

4

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities
Balance as of 6/30/2009	$— *
Transfers in and/or out of Level 3	—
Net purchases/(sales)	—
Accrued discounts/(premiums)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	133,333

Balance as of 9/30/2009	$133,333

Net change in unrealized appreciation/(depreciation) from investments still held at end of period	$133,333

*	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

(e)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Note (d) above).

(f)	Security value was determined based on Level 2 inputs established by Topic 820 (see Note (d) above).

(g)	Security value was determined based on Level 3 inputs established by Topic 820 (see Note (d) above).

(h)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(i)	Security valued at fair value as of September 30, 2009, in accordance with guidelines approved by the Board of Trustees (see note (h) above). At September 30, 2009, these securities represent $138,657, less than 0.05% of net assets.

5

(j)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(k)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2009, securities subject to restrictions on resale that have not been deemed to be liquid represent $133,333, less than 0.05% of net assets.

Security	Acquisition Date	Cost

Alacritech, Inc., Series C	12/13/01	$999,999
Mainstream Data Services, Inc.	08/29/00	213,440

(l)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $33,061,299, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $65,537,097 and net depreciation for financial reporting purposes was $32,475,798. At September 30, 2009, aggregate cost for financial reporting purposes was $366,776,364.

ABBREVIATION:
ADR — American Depositary Receipt

At September 30, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	80.2%	$276,140,519
China	10.7	36,815,101
Israel	2.9	10,030,230
Canada	0.9	3,109,000
Bermuda	0.6	1,938,650
Argentina	0.5	1,746,084
South Korea	0.5	1,693,401

TOTAL COMMON STOCKS	96.3	331,472,985
PREFERRED STOCK	0.1	133,333
WARRANT:
Canada	0.0 #	5,324
INVESTMENT COMPANY SECURITY	0.8	2,688,924

TOTAL INVESTMENTS	97.2%	$334,300,566

#	Amount represents less than 0.05% of net assets.

6

Munder Large-Cap Growth Fund

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 97.9%
Consumer Discretionary — 11.3%
Diversified Consumer Services — 3.3%
11,025	Apollo Group Inc, Class A †	$812,212
10,060	DeVry Inc	556,519
6,190	ITT Educational Services Inc †	683,438

		2,052,169

Hotels, Restaurants & Leisure — 0.5%
7,610	WMS Industries Inc †	339,102

Internet & Catalog Retail — 1.2%
16,585	NetFlix Inc †	765,729

Media — 0.5%
12,035	DIRECTV Group Inc/The †	331,925

Multiline Retail — 2.0%
15,785	Dollar Tree Inc †	768,414
11,145	Target Corp	520,248

		1,288,662

Specialty Retail — 3.8%
15,360	Aeropostale Inc †	667,699
17,490	Lowe’s Cos Inc	366,241
16,045	Ross Stores Inc	766,470
82,095	Sally Beauty Holdings Inc †	583,695

		2,384,105

Total Consumer Discretionary		7,161,692

Consumer Staples — 14.0%
Beverages — 3.9%
25,970	Coca-Cola Co/The	1,394,589
18,600	PepsiCo Inc/NC	1,091,076

		2,485,665

Food & Staples Retailing — 2.6%
16,910	CVS Caremark Corp	604,363
21,105	Wal-Mart Stores Inc	1,036,045

		1,640,408

Food Products — 1.7%
14,665	Kellogg Co	721,958
5,315	Ralcorp Holdings Inc †	310,768

		1,032,726

1

Household Products — 3.5%
12,020	Church & Dwight Co Inc	682,015
9,660	Colgate-Palmolive Co	736,865
13,634	Procter & Gamble Co/The	789,681

		2,208,561

Tobacco — 2.3%
30,020	Philip Morris International Inc	1,463,174

Total Consumer Staples		8,830,534

Energy — 5.9%
Energy Equipment & Services — 3.5%
6,335	Core Laboratories NV	653,075
7,305	Diamond Offshore Drilling Inc	697,774
7,250	Schlumberger Ltd	432,100
4,635	Transocean Ltd †	396,431

		2,179,380

Oil, Gas & Consumable Fuels — 2.4%
7,860	Exxon Mobil Corp	539,275
6,480	Occidental Petroleum Corp	508,032
13,350	Peabody Energy Corp	496,887

		1,544,194

Total Energy		3,723,574

Financials — 5.0%
Capital Markets — 1.3%
15,320	Charles Schwab Corp/The	293,378
27,185	TD Ameritrade Holding Corp †	533,370

		826,748

Commercial Banks — 1.6%
6,550	Credicorp Ltd	509,328
17,245	Wells Fargo & Co	485,964

		995,292

Consumer Finance — 0.5%
9,015	American Express Co	305,608

Insurance — 0.4%
5,905	Aflac Inc	252,380

Real Estate Investment Trusts (REITs) — 1.2%
10,270	Digital Realty Trust Inc	469,442
39,765	MFA Financial Inc	316,529

		785,971

Total Financials		3,165,999

Health Care — 17.3%
Biotechnology — 3.5%
11,685	Amgen Inc †	703,788
4,985	Biogen Idec Inc †	251,842

2

6,215	Celgene Corp †	347,418
20,450	Gilead Sciences Inc †	952,561

		2,255,609

Health Care Equipment & Supplies — 4.2%
16,835	Baxter International Inc	959,764
5,085	CR Bard Inc	399,732
5,665	Edwards Lifesciences Corp †	396,040
11,045	Medtronic Inc	406,456
10,725	ResMed Inc †	484,770

		2,646,762

Health Care Providers & Services — 2.6%
6,190	Amedisys Inc †	270,070
5,925	Express Scripts Inc †	459,661
16,225	Medco Health Solutions Inc †	897,405

		1,627,136

Pharmaceuticals — 7.0%
31,060	Abbott Laboratories	1,536,538
39,765	Bristol-Myers Squibb Co	895,508
23,208	Johnson & Johnson	1,413,135
11,695	Teva Pharmaceutical Industries Ltd, ADR	591,299

		4,436,480

Total Health Care		10,965,987

Industrials — 10.0%
Aerospace & Defense — 2.8%
7,910	Honeywell International Inc	293,857
14,985	Raytheon Co	718,830
12,805	United Technologies Corp	780,209

		1,792,896

Air Freight & Logistics — 0.7%
8,220	United Parcel Service Inc, Class B	464,183

Commercial Services & Supplies — 0.9%
11,145	Stericycle Inc †	539,975

Construction & Engineering — 1.5%
17,340	Aecom Technology Corp †	470,608
11,465	URS Corp †	500,447

		971,055

Electrical Equipment — 1.0%
30,560	ABB Ltd, ADR	612,422

Industrial Conglomerates — 1.0%
8,520	3M Co	628,776

Professional Services — 1.2%
14,260	IHS Inc, Class A †	729,114

3

Road & Rail — 0.9%
9,845	Union Pacific Corp	574,456

Total Industrials		6,312,877

Information Technology — 32.3%
Communications Equipment — 5.9%
76,252	Cisco Systems Inc †	1,794,972
31,475	QUALCOMM Inc	1,415,746
7,715	Research In Motion Ltd †	521,148

		3,731,866

Computers & Peripherals — 11.3%
14,510	Apple Inc †	2,689,719
27,235	EMC Corp/Massachusetts †	464,084
34,060	Hewlett-Packard Co	1,607,973
20,150	International Business Machines Corp	2,410,141

		7,171,917

Information Technology Services — 1.0%
10,390	Alliance Data Systems Corp †	634,621

Internet Software & Services — 5.3%
1,580	Baidu Inc/China, ADR †	617,859
3,370	Google Inc, Class A †	1,671,015
13,580	Netease.com, ADR †	620,334
11,830	Open Text Corp †	441,614

		3,350,822

Semiconductors & Semiconductor Equipment — 3.4%
71,515	Intel Corp	1,399,548
46,845	Marvell Technology Group Ltd †	758,421

		2,157,969

Software — 5.4%
94,090	Microsoft Corp	2,435,990
45,860	Oracle Corp	955,723

		3,391,713

Total Information Technology		20,438,908

Materials — 2.1%
Chemicals — 1.2%
6,350	Monsanto Co	491,490
3,430	Praxair Inc	280,197

		771,687

Containers & Packaging — 0.9%
21,740	Crown Holdings Inc †	591,328

Total Materials		1,363,015

TOTAL COMMON STOCKS
(Cost $52,437,328)		61,962,586

4

INVESTMENT COMPANY SECURITY — 1.2%
(Cost $747,264)
747,264	State Street Institutional Liquid Reserves Fund	747,264

TOTAL INVESTMENTS
(Cost $53,184,592)(f)	99.1%	$62,709,850

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2009.

(b)	Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$62,709,850
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$62,709,850

(d)	As of September 30, 2009, the values of securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Note (c) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign

5

securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, securities are recorded on a trade date basis.

(f)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $10,990,015, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,464,757 and net appreciation for financial reporting purposes was $9,525,258. At September 30, 2009, aggregate cost for financial reporting purposes was $53,184,592.

ABBREVIATION:
ADR	— American Depositary Receipt

At September 30, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.9%	$56,240,654
China	2.0	1,238,193
Switzerland	1.6	1,008,854
Canada	1.5	962,762
Bermuda	1.2	758,421
Netherlands	1.0	653,075
Israel	0.9	591,299
Peru	0.8	509,328

TOTAL COMMON STOCKS	97.9	61,962,586
INVESTMENT COMPANY SECURITY	1.2	747,264

TOTAL INVESTMENTS	99.1%	$62,709,850

6

Munder Large-Cap Value Fund

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 99.8%
Consumer Discretionary — 10.1%
Auto Components — 0.9%
11,910	BorgWarner Inc	$360,397
14,610	Johnson Controls Inc	373,431

		733,828

Diversified Consumer Services — 0.6%
6,100	Apollo Group Inc, Class A †	449,387

Leisure Equipment & Products — 1.3%
38,715	Hasbro Inc	1,074,341

Media — 3.8%
80,048	Comcast Corp, Class A Special	1,287,172
24,405	Omnicom Group Inc	901,520
30,130	Walt Disney Co/The	827,370

		3,016,062

Specialty Retail — 1.9%
10,100	Best Buy Co Inc	378,952
24,430	Lowe’s Cos Inc	511,564
9,770	Sherwin-Williams Co/The	587,764

		1,478,280

Textiles, Apparel & Luxury Goods — 1.6%
38,670	Coach Inc	1,273,017

Total Consumer Discretionary		8,024,915

Consumer Staples — 4.9%
Food & Staples Retailing — 3.1%
51,535	CVS Caremark Corp	1,841,861
13,430	Wal-Mart Stores Inc	659,279

		2,501,140

Food Products — 1.8%
11,570	General Mills Inc	744,876
12,570	JM Smucker Co/The	666,336

		1,411,212

Total Consumer Staples		3,912,352

Energy — 18.1%
Energy Equipment & Services — 1.0%
39,910	Weatherford International Ltd †	827,334

Oil, Gas & Consumable Fuels — 17.1%
19,215	Apache Corp	1,764,514
35,830	Chevron Corp	2,523,507

1

27,660	EXCO Resources Inc †	516,965
53,134	Exxon Mobil Corp	3,645,524
35,650	Marathon Oil Corp	1,137,235
21,595	Occidental Petroleum Corp	1,693,048
22,665	Total SA, ADR	1,343,128
22,800	XTO Energy Inc	942,096

		13,566,017

Total Energy		14,393,351

Financials — 25.1%
Capital Markets — 6.2%
12,920	Affiliated Managers Group Inc †	839,929
36,550	Bank of New York Mellon Corp/The	1,059,585
8,390	Goldman Sachs Group Inc/The	1,546,696
18,980	Lazard Ltd, Class A	784,064
21,980	Morgan Stanley	678,742

		4,909,016

Commercial Banks — 4.3%
40,720	Fifth Third Bancorp	412,494
12,060	PNC Financial Services Group Inc	585,995
41,910	US Bancorp	916,152
54,160	Wells Fargo & Co	1,526,229

		3,440,870

Consumer Finance — 0.6%
13,000	American Express Co	440,700

Diversified Financial Services — 7.1%
100,910	Bank of America Corp	1,707,397
90,049	JPMorgan Chase & Co	3,945,947

		5,653,344

Insurance — 5.0%
16,201	ACE Ltd	866,106
14,820	Arch Capital Group Ltd †	1,000,943
24,705	Axis Capital Holdings Ltd	745,597
15,885	Prudential Financial Inc	792,820
12,950	Reinsurance Group of America Inc	577,570

		3,983,036

Real Estate Investment Trusts (REITs) — 1.9%
82,955	Annaly Capital Management Inc	1,504,804

Total Financials		19,931,770

Health Care — 9.3%
Health Care Equipment & Supplies — 0.6%
10,990	St Jude Medical Inc †	428,720

2

Health Care Providers & Services — 1.1%
12,640	CIGNA Corp	355,058
20,160	UnitedHealth Group Inc	504,806

		859,864

Life Sciences Tools & Services — 0.4%
7,690	Thermo Fisher Scientific Inc †	335,822

Pharmaceuticals — 7.2%
16,870	Abbott Laboratories	834,559
5,970	Johnson & Johnson	363,513
28,480	Merck & Co Inc	900,822
78,065	Pfizer Inc	1,291,976
27,205	Teva Pharmaceutical Industries Ltd, ADR	1,375,485
20,080	Wyeth	975,487

		5,741,842

Total Health Care		7,366,248

Industrials — 10.1%
Aerospace & Defense — 1.4%
19,068	United Technologies Corp	1,161,813

Construction & Engineering — 0.7%
20,030	Aecom Technology Corp †	543,614

Electrical Equipment — 1.0%
10,780	Cooper Industries PLC, Class A	405,005
9,770	General Cable Corp †	382,495

		787,500

Industrial Conglomerates — 2.8%
134,075	General Electric Co	2,201,512

Machinery — 4.2%
14,990	Cummins Inc	671,702
8,530	Danaher Corp	574,240
8,380	Eaton Corp	474,224
43,040	Wabtec Corp/DE	1,615,291

		3,335,457

Total Industrials		8,029,896

Information Technology — 7.1%
Communications Equipment — 0.5%
17,500	Cisco Systems Inc †	411,950

Computers & Peripherals — 0.7%
12,540	Hewlett-Packard Co	592,014

Internet Software & Services — 2.0%
88,010	Yahoo! Inc †	1,567,458

3

Semiconductors & Semiconductor Equipment — 1.3%
44,800	Applied Materials Inc	600,320
20,360	Intel Corp	398,445

		998,765

Software — 2.6%
44,204	Check Point Software Technologies †	1,253,183
36,240	Synopsys Inc †	812,501

		2,065,684

Total Information Technology		5,635,871

Materials — 3.5%
Chemicals — 2.7%
10,340	BASF SE, ADR	548,020
26,870	Celanese Corp, Series A	671,750
11,498	Praxair Inc	939,272

		2,159,042

Metals & Mining — 0.8%
9,530	Freeport-McMoRan Copper & Gold Inc	653,853

Total Materials		2,812,895

Telecommunication Services — 5.9%
Diversified Telecommunication Services — 5.9%
119,555	AT&T Inc	3,229,180
18,320	CenturyTel Inc	615,552
29,625	Verizon Communications Inc	896,749

Total Telecommunication Services		4,741,481

Utilities — 5.7%
Electric Utilities — 3.8%
7,565	Edison International	254,033
15,587	Exelon Corp	773,427
11,970	FirstEnergy Corp	547,268
11,868	FPL Group Inc	655,470
18,080	Northeast Utilities	429,219
11,285	Southern Co	357,396

		3,016,813

Gas Utilities — 0.9%
19,950	Questar Corp	749,322

Multi-Utilities — 1.0%
8,550	Sempra Energy	425,875
7,407	Wisconsin Energy Corp	334,574

		760,449

Total Utilities		4,526,584

TOTAL COMMON STOCKS
(Cost $68,005,068)		79,375,363

4

INVESTMENT COMPANY SECURITY — 0.5%
(Cost $383,732)
383,732	State Street Institutional Liquid Reserves Fund	383,732

TOTAL INVESTMENTS
(Cost $68,388,800)(f)	100.3%	$79,759,095

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2009.

(b)	Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$79,759,095
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$79,759,095

(d)	As of September 30, 2009, the values of securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Note (c) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign

5

securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $14,936,278, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,565,983 and net appreciation for financial reporting purposes was $11,370,295. At September 30, 2009, aggregate cost for financial reporting purposes was $68,388,800.

ABBREVIATION:
ADR	— American Depositary Receipt

At September 30, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.8%	$70,631,504
Israel	3.3	2,628,668
Bermuda	3.2	2,530,603
Switzerland	2.1	1,693,440
France	1.7	1,343,128
Germany	0.7	548,020

TOTAL COMMON STOCKS	99.8	79,375,363
INVESTMENT COMPANY SECURITY	0.5	383,732

TOTAL INVESTMENTS	100.3%	$79,759,095

6

Munder Micro-Cap Equity Fund

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b)

Shares		Value(c),(d),(f)

COMMON STOCKS — 95.6%
Consumer Discretionary — 8.3%
Auto Components — 0.5%
108,489	Spartan Motors Inc	$557,633

Hotels, Restaurants & Leisure — 0.4%
146,200	Century Casinos Inc †	423,980

Internet & Catalog Retail — 1.2%
69,500	PetMed Express Inc	1,310,075

Leisure Equipment & Products — 1.0%
103,100	Sport Supply Group Inc	1,050,589

Media — 0.2%
14,450	Rentrak Corp †	258,077

Specialty Retail — 1.7%
30,200	Cato Corp/The, Class A	612,758
27,900	Hibbett Sports Inc †	508,617
19,600	Monro Muffler Brake Inc	623,084

		1,744,459

Textiles, Apparel & Luxury Goods — 3.3%
189,500	FGX International Holdings Ltd †	2,643,525
31,500	True Religion Apparel Inc †	816,795

		3,460,320

Total Consumer Discretionary		8,805,133

Consumer Staples — 1.8%
Food & Staples Retailing — 0.9%
67,756	Spartan Stores Inc	957,392

Food Products — 0.6%
18,600	Diamond Foods Inc	589,992

Household Products — 0.3%
18,328	Orchids Paper Products Co †	366,560

Total Consumer Staples		1,913,944

Energy — 7.9%
Energy Equipment & Services — 5.3%
261,500	Mitcham Industries Inc †	1,621,300
136,000	Mullen Group Ltd	2,003,195
89,600	Pason Systems Inc	1,041,909
61,900	Willbros Group Inc †	942,737

		5,609,141

1

Oil, Gas & Consumable Fuels — 2.6%
100,887	Atlas Energy Inc	2,731,011

Total Energy		8,340,152

Financials — 25.5%
Capital Markets — 3.3%
52,000	Fifth Street Finance Corp	568,360
97,800	Hercules Technology Growth Capital Inc	960,396
204,500	JMP Group Inc	1,975,470

		3,504,226

Commercial Banks — 3.9%
27,100	Bank of Marin Bancorp	849,043
54,500	Bank of the Ozarks Inc	1,445,885
50,600	Middleburg Financial Corp	664,884
35,900	Pacific Continental Corp	378,027
66,700	Smithtown Bancorp Inc	769,718

		4,107,557

Consumer Finance — 3.2%
33,700	Cash America International Inc	1,016,392
169,400	Ezcorp Inc, Class A †	2,314,004

		3,330,396

Diversified Financial Services — 0.8%
79,900	Compass Diversified Holdings	836,553

Insurance — 4.6%
121,500	Amerisafe Inc †	2,095,875
177,300	Meadowbrook Insurance Group Inc	1,312,020
59,801	Tower Group Inc	1,458,546

		4,866,441

Real Estate Investment Trusts (REITs) — 9.7%
73,100	American Capital Agency Corp	2,079,695
143,500	Associated Estates Realty Corp	1,380,470
73,800	Capstead Mortgage Corp	1,026,558
176,700	DuPont Fabros Technology Inc †	2,355,411
208,800	Hersha Hospitality Trust	647,280
137,900	Medical Properties Trust Inc	1,076,999
490,756	NorthStar Realty Finance Corp	1,722,554

		10,288,967

Total Financials		26,934,140

Health Care — 10.5%
Health Care Equipment & Supplies — 1.8%
56,915	Neogen Corp †	1,837,785

Health Care Providers & Services — 4.5%
48,800	Air Methods Corp †	1,589,416
89,700	Health Grades Inc †	444,015
12,900	Landauer Inc	709,242

2

14,500	MWI Veterinary Supply Inc †	579,275
59,183	Psychemedics Corp	366,935
71,600	US Physical Therapy Inc †	1,079,012

		4,767,895

Health Care Technology — 2.6%
66,545	Starlims Technologies Ltd	637,501
45,800	SXC Health Solutions Corp †	2,142,982

		2,780,483

Life Sciences Tools & Services — 1.6%
182,348	Medtox Scientific Inc †	1,659,367

Total Health Care		11,045,530

Industrials — 22.4%
Aerospace & Defense — 0.2%
6,900	Aerovironment Inc †	193,821

Airlines — 1.1%
124,715	Republic Airways Holdings Inc †	1,163,591

Building Products — 0.7%
37,550	AAON Inc	754,004

Commercial Services & Supplies — 3.1%
69,700	ATC Technology Corp/IL †	1,377,272
115,318	Horizon North Logistics Inc †	179,873
101,520	Team Inc †	1,720,764

		3,277,909

Construction & Engineering — 3.7%
9,000	Michael Baker Corp †	327,060
102,200	MYR Group Inc †	2,155,398
69,100	Orion Marine Group Inc †	1,419,314

		3,901,772

Electrical Equipment — 1.9%
26,400	AZZ Inc †	1,060,488
29,300	Jinpan International Ltd	937,893

		1,998,381

Industrial Conglomerates — 0.5%
20,100	Raven Industries Inc	537,273

Machinery — 4.8%
23,800	Dynamic Materials Corp	475,048
42,800	Middleby Corp †	2,354,428
92,200	Portec Rail Products Inc	874,978
47,900	RBC Bearings Inc †	1,117,507
25,100	SmartHeat Inc †	297,937

		5,119,898

3

Professional Services — 2.3%
38,400	Barrett Business Services Inc	406,272
21,600	Exponent Inc †	608,472
36,700	VSE Corp	1,431,667

		2,446,411

Road & Rail — 1.9%
30,974	Genesee & Wyoming Inc, Class A †	939,132
33,320	Old Dominion Freight Line Inc †	1,013,927

		1,953,059

Trading Companies & Distributors — 2.2%
137,150	Rush Enterprises Inc, Class B †	1,493,564
70,300	Titan Machinery Inc †	880,156

		2,373,720

Total Industrials		23,719,839

Information Technology — 14.9%
Communications Equipment — 0.3%
39,400	Digi International Inc †	335,688

Computers & Peripherals — 1.4%
89,485	Rimage Corp †	1,529,299

Electronic Equipment & Instruments — 2.0%
179,500	TTM Technologies Inc †	2,058,865

Information Technology Services — 1.8%
40,000	Mantech International Corp, Class A †	1,886,400

Internet Software & Services — 2.6%
72,200	j2 Global Communications Inc †	1,661,322
54,800	Liquidity Services Inc †	565,536
196,800	TheStreet.com Inc	570,720

		2,797,578

Semiconductors & Semiconductor Equipment — 1.9%
61,273	Diodes Inc †	1,108,428
16,000	NVE Corp †	850,560

		1,958,988

Software — 4.9%
120,860	Computer Modelling Group Ltd	1,765,517
173,500	Smith Micro Software Inc †	2,144,460
152,100	TeleCommunication Systems Inc, Class A †	1,271,556

		5,181,533

Total Information Technology		15,748,351

Materials — 4.3%
Chemicals — 3.5%
68,100	ICO Inc †	318,027
59,600	Koppers Holdings Inc	1,767,140

4

62,975	Landec Corp †	403,040
220,300	Zagg Inc †	1,152,169

		3,640,376

Paper & Forest Products — 0.8%
76,100	Glatfelter	873,628

Total Materials		4,514,004

TOTAL COMMON STOCKS
(Cost $77,847,376)		101,021,093

LIMITED PARTNERSHIP — 0.3%
(Cost $2,731,560)
Financials — 0.3%
Real Estate Investment Trusts (REITs) — 0.3%
221,000	Kodiak Funding Limited Partnership (e),(g),(h),(i)	353,600

INVESTMENT COMPANY SECURITIES — 4.2%
Financials — 1.6%
Capital Markets — 1.6%
114,888	Main Street Capital Corp	1,634,856

Multi-Sector — 2.6%
Multi-Industry — 2.6%
2,744,381	State Street Institutional Liquid Reserve Fund	2,744,381

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $4,459,673)		4,379,237

TOTAL INVESTMENTS
(Cost $85,038,609)(j)	100.1%	$105,753,930

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2009.

(b)	Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$105,400,330
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	353,600

Total	$105,753,930

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Investments in
Securities

Balance as of 6/30/2009	$315,309
Transfers in and/or out of Level 3	—
Net purchases/(sales)	(23,327)
Accrued discounts/(premiums)	—
Realized gains/(losses)	(2,597,673)
Change in unrealized appreciation/(depreciation)	2,659,291

Balance as of 9/30/2009	$353,600

Net change in unrealized appreciation/(depreciation) from investments still held at end of period	$61,880

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Note (c) above).

(e)	Security value was determined based on Level 3 inputs established by Topic 820 (see Note (c) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information.

6

For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security valued at fair value as of September 30, 2009, in accordance with guidelines approved by the Board of Trustees (see note (f) above). At September 30, 2009, these securities represent $353,600, 0.3% of net assets.

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2009, securities subject to restrictions on resale that have not been deemed to be liquid represent $353,600, 0.3% of net assets.

Security	Acquisition Date	Cost

Kodiak Funding Limited Partnership	12/19/06	$2,731,560

(j)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $33,496,367 aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $12,781,046 and net appreciation for financial reporting purposes was $20,715,321, At September 2009, aggregate cost for financial reporting purposes was $85,038,609.

At September 30, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	86.6%	$91,513,744
Canada	4.7	4,990,493
British Virgin Islands	2.5	2,643,525
China	1.2	1,235,830
Israel	0.6	637,501

TOTAL COMMON STOCKS	95.6	101,021,093
LIMITED PARTNERSHIP	0.3	353,600
INVESTMENT COMPANY SECURITIES	4.2	4,379,237

TOTAL INVESTMENTS	100.1%	$105,753,930

7

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 98.5%
Consumer Discretionary — 15.2%
Auto Components — 1.0%
1,228,300	BorgWarner Inc	$37,168,358

Distributors — 3.4%
1,443,600	Genuine Parts Co	54,943,416
4,139,500	LKQ Corp †	76,746,330

		131,689,746

Diversified Consumer Services — 2.2%
716,700	DeVry Inc	39,647,844
567,100	New Oriental Education & Technology Group, ADR †	45,623,195

		85,271,039

Hotels, Restaurants & Leisure — 1.9%
222,600	Chipotle Mexican Grill Inc, Class A †	21,603,330
935,000	Penn National Gaming Inc †	25,862,100
758,600	Yum! Brands Inc	25,610,336

		73,075,766

Household Durables — 1.1%
1,082,375	Tupperware Brands Corp	43,208,410

Media — 1.9%
662,137	Discovery Communications Inc, Class A †	19,129,138
1,059,287	Discovery Communications Inc, Class C †	27,573,241
580,400	Morningstar Inc †	28,184,224

		74,886,603

Specialty Retail — 2.8%
1,211,975	Aaron’s Inc	31,996,140
1,104,245	GameStop Corp, Class A †	29,229,365
761,500	Guess? Inc	28,205,960
461,950	O’Reilly Automotive Inc †	16,694,873

		106,126,338

Textiles, Apparel & Luxury Goods — 0.9%
742,756	Gildan Activewear Inc †	14,647,148
291,200	VF Corp	21,091,616

		35,738,764

Total Consumer Discretionary		587,165,024

Consumer Staples — 4.9%
Beverages — 1.3%
1,565,900	Central European Distribution Corp †	51,298,884

1

Food Products — 2.3%
1,776,400	Flowers Foods Inc	46,701,556
776,700	JM Smucker Co/The	41,172,867

		87,874,423

Household Products — 1.3%
860,075	Church & Dwight Co Inc	48,800,655

Total Consumer Staples		187,973,962

Energy — 7.1%
Energy Equipment & Services — 2.4%
623,425	Core Laboratories NV	64,268,883
891,605	Oil States International Inc †	31,322,084

		95,590,967

Oil, Gas & Consumable Fuels — 4.7%
1,043,825	Arena Resources Inc †	37,055,787
1,876,200	Atlas Energy Inc	50,788,734
2,890,800	Denbury Resources Inc †	43,737,804
1,156,885	Southwestern Energy Co †	49,375,852

		180,958,177

Total Energy		276,549,144

Financials — 16.8%
Capital Markets — 5.6%
805,100	Affiliated Managers Group Inc †	52,339,551
1,419,450	Eaton Vance Corp	39,730,406
1,026,500	Lazard Ltd, Class A	42,404,715
4,154,925	TD Ameritrade Holding Corp †	81,519,628

		215,994,300

Commercial Banks — 0.7%
935,275	Signature Bank/New York NY †	27,122,975

Insurance — 4.4%
1,997,400	Axis Capital Holdings Ltd	60,281,532
2,057,000	Lincoln National Corp	53,296,870
1,099,900	ProAssurance Corp †	57,403,781

		170,982,183

Real Estate Investment Trusts (REITs) — 5.7%
4,682,300	Annaly Capital Management Inc	84,936,922
1,034,700	Corporate Office Properties Trust SBI MD	38,159,736
1,291,925	Digital Realty Trust Inc	59,053,892
473,950	Essex Property Trust Inc	37,716,941

		219,867,491

Thrifts & Mortgage Finance — 0.4%
1,100,000	People’s United Financial Inc	17,116,000

Total Financials		651,082,949

2

Health Care — 10.2%
Biotechnology — 1.3%
2,854,025	BioMarin Pharmaceutical Inc †	51,600,772

Health Care Equipment & Supplies — 5.7%
808,250	Haemonetics Corp †	45,358,990
1,219,133	Hologic Inc †	19,920,633
91,500	Intuitive Surgical Inc †	23,995,875
865,200	Masimo Corp †	22,668,240
1,166,000	ResMed Inc †	52,703,200
1,328,725	West Pharmaceutical Services Inc	53,959,522

		218,606,460

Health Care Providers & Services — 2.9%
845,350	DaVita Inc †	47,880,624
314,100	Express Scripts Inc †	24,367,878
619,015	Laboratory Corp of America Holdings †	40,669,286

		112,917,788

Life Sciences Tools & Services — 0.3%
198,225	Techne Corp	12,398,974

Total Health Care		395,523,994

Industrials — 14.1%
Aerospace & Defense — 1.7%
30,257	Elbit Systems Ltd	2,062,014
622,680	L-3 Communications Holdings Inc	50,013,658
134,600	Precision Castparts Corp	13,711,702

		65,787,374

Commercial Services & Supplies — 3.9%
2,323,525	Corrections Corp of America †	52,627,842
2,015,600	Ritchie Bros Auctioneers Inc	49,462,824
990,325	Stericycle Inc †	47,981,246

		150,071,912

Construction & Engineering — 1.0%
908,925	URS Corp †	39,674,576

Electrical Equipment — 0.8%
945,010	American Superconductor Corp †	31,695,635

Machinery — 4.6%
514,700	AGCO Corp †	14,221,161
416,400	Eaton Corp	23,564,076
629,900	Flowserve Corp	62,070,346
799,425	Lincoln Electric Holdings Inc	37,932,716
488,850	Valmont Industries Inc	41,640,243

		179,428,542

Professional Services — 1.6%
1,183,550	IHS Inc, Class A †	60,514,912

3

Road & Rail — 0.5%
756,125	Kansas City Southern †	20,029,751

Total Industrials		547,202,702

Information Technology — 16.4%
Electronic Equipment & Instruments — 1.1%
645,031	Itron Inc †	41,372,288

Information Technology Services — 3.4%
2,139,960	Cognizant Technology Solutions Corp, Class A †	82,730,854
994,475	Fiserv Inc †	47,933,695

		130,664,549

Internet Software & Services — 0.5%
1,039,700	Akamai Technologies Inc †	20,461,296

Semiconductors & Semiconductor Equipment — 2.6%
1,493,150	Cree Inc †	54,873,262
1,792,400	Microchip Technology Inc	47,498,600

		102,371,862

Software — 8.8%
1,630,275	Check Point Software Technologies †	46,218,296
825,400	Factset Research Systems Inc	54,674,496
1,753,475	McAfee Inc †	76,784,671
1,456,000	Micros Systems Inc †	43,956,640
2,124,775	Solera Holdings Inc	66,101,750
1,324,850	Sybase Inc †	51,536,665

		339,272,518

Total Information Technology		634,142,513

Materials — 5.0%
Chemicals — 2.2%
1,130,025	Airgas Inc	54,659,309
1,087,858	Valspar Corp	29,926,974

		84,586,283

Containers & Packaging — 1.8%
2,541,550	Crown Holdings Inc †	69,130,160

Metals & Mining — 1.0%
631,435	Compass Minerals International Inc	38,909,025

Total Materials		192,625,468

Telecommunication Services — 2.2%
Wireless Telecommunication Services — 2.2%
1,479,750	American Tower Corp, Class A †	53,862,900
1,107,750	NII Holdings Inc †	33,210,345

Total Telecommunication Services		87,073,245

4

Utilities — 6.6%
Electric Utilities — 3.6%
926,400	ITC Holdings Corp	42,104,880
2,416,600	Northeast Utilities	57,370,084
1,970,775	Portland General Electric Co	38,863,683

		138,338,647

Gas Utilities — 1.6%
1,488,940	EQT Corp	63,428,844

Multi-Utilities — 1.4%
2,140,825	NorthWestern Corp (f)	52,300,355

Total Utilities		254,067,846

TOTAL COMMON STOCKS
(Cost $3,498,004,311)		3,813,406,847

INVESTMENT COMPANY SECURITIES — 1.6%
330,910	Midcap SPDR Trust Series 1	41,456,405
18,862,964	State Street Institutional Liquid Reserves Fund	18,862,964

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $44,472,419)		60,319,369

TOTAL INVESTMENTS
(Cost $3,542,476,730)(g)	100.1%	$3,873,726,216

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2009.

(b)	Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$3,873,726,216
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$3,873,726,216

5

(d)	As of September 30, 2009, the values of securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Note (c) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At September 30, 2009, the Fund held the following security of a company that could be deemed to be an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/09	Cost	Shares	Cost	Shares	9/30/09

NorthWestern Corporation	$48,725,177	$—	—	$—	—	$52,300,355

(g)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $495,964,742, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $164,715,256 and net appreciation for financial reporting purposes was $331,249,486. At September 30, 2009, aggregate cost for financial reporting purposes was $3,542,476,730.

ABBREVIATION:
ADR — American Depositary Receipt

6

At September 30, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.1%	$3,488,438,239
Bermuda	2.6	102,686,247
Netherlands	1.7	64,268,883
Canada	1.7	64,109,972
Israel	1.2	48,280,311
China	1.2	45,623,195

TOTAL COMMON STOCKS	98.5	3,813,406,847
INVESTMENT COMPANY SECURITIES	1.6	60,319,369

TOTAL INVESTMENTS	100.1%	$3,873,726,216

7

Munder Multi-Cap Growth Fund

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 96.9%
Consumer Discretionary — 18.5%
Diversified Consumer Services — 3.6%
245	Apollo Group Inc, Class A †	$18,049
155	ITT Educational Services Inc †	17,114
75	Strayer Education Inc	16,326

		51,489

Hotels, Restaurants & Leisure — 1.8%
565	WMS Industries Inc †	25,176

Internet & Catalog Retail — 3.0%
450	NetFlix Inc †	20,776
135	priceline.com Inc †	22,386

		43,162

Multiline Retail — 2.8%
385	Dollar Tree Inc †	18,742
780	Family Dollar Stores Inc	20,592

		39,334

Specialty Retail — 7.3%
510	Aeropostale Inc †	22,170
145	AutoZone Inc †	21,202
455	Ross Stores Inc	21,735
2,530	Sally Beauty Holdings Inc †	17,988
545	TJX Cos Inc	20,247

		103,342

Total Consumer Discretionary		262,503

Consumer Staples — 8.7%
Beverages — 1.7%
135	Coca-Cola Co/The	7,250
465	Hansen Natural Corp †	17,084

		24,334

Food & Staples Retailing — 2.3%
640	Casey’s General Stores Inc	20,091
350	CVS Caremark Corp	12,509

		32,600

Food Products — 3.8%
685	Flowers Foods Inc	18,009
275	Ralcorp Holdings Inc †	16,079
565	TreeHouse Foods Inc †	20,150

		54,238

1

Tobacco — 0.9%
260	Philip Morris International Inc	12,672

Total Consumer Staples		123,844

Energy — 4.5%
Energy Equipment & Services — 0.8%
180	Schlumberger Ltd	10,728

Oil, Gas & Consumable Fuels — 3.7%
260	Chevron Corp	18,312
400	Exxon Mobil Corp	27,444
90	Occidental Petroleum Corp	7,056

		52,812

Total Energy		63,540

Financials — 10.2%
Capital Markets — 1.8%
550	Charles Schwab Corp/The	10,533
80	Goldman Sachs Group Inc/The	14,748

		25,281

Commercial Banks — 1.7%
860	Wells Fargo & Co	24,235

Diversified Financial Services — 3.7%
1,450	Bank of America Corp	24,534
640	JPMorgan Chase & Co	28,045

		52,579

Real Estate Investment Trusts (REITs) — 3.0%
1,185	Annaly Capital Management Inc	21,496
2,735	MFA Financial Inc	21,770

		43,266

Total Financials		145,361

Health Care — 19.8%
Biotechnology — 2.6%
300	Biogen Idec Inc †	15,156
465	Gilead Sciences Inc †	21,660

		36,816

Health Care Equipment & Supplies — 3.2%
615	Kinetic Concepts Inc †	22,743
490	ResMed Inc †	22,148

		44,891

Health Care Providers & Services — 7.4%
535	Amedisys Inc †	23,342
680	Catalyst Health Solutions Inc †	19,822
435	Emergency Medical Services Corp, Class A †	20,227

2

260	Express Scripts Inc †	20,171
390	Medco Health Solutions Inc †	21,571

		105,133

Pharmaceuticals — 6.6%
155	Abbott Laboratories	7,668
415	AstraZeneca PLC, ADR	18,654
305	Bristol-Myers Squibb Co	6,869
255	Johnson & Johnson	15,527
605	Pfizer Inc	10,013
310	Teva Pharmaceutical Industries Ltd, ADR	15,673
540	Watson Pharmaceuticals Inc †	19,785

		94,189

Total Health Care		281,029

Industrials — 7.0%
Aerospace & Defense — 4.3%
355	Elbit Systems Ltd	24,193
385	Raytheon Co	18,469
310	United Technologies Corp	18,888

		61,550

Construction & Engineering — 1.2%
605	Aecom Technology Corp †	16,419

Industrial Conglomerates — 1.5%
1,290	General Electric Co	21,182

Total Industrials		99,151

Information Technology — 23.0%
Communications Equipment — 2.2%
790	Cisco Systems Inc †	18,597
290	QUALCOMM Inc	13,044

		31,641

Computers & Peripherals — 6.6%
115	Apple Inc †	21,318
740	Hewlett-Packard Co	34,935
315	International Business Machines Corp	37,677

		93,930

Information Technology Services — 2.9%
335	Alliance Data Systems Corp †	20,462
425	Fiserv Inc †	20,485

		40,947

Internet Software & Services — 5.8%
60	Baidu Inc/China, ADR †	23,463
35	Google Inc, Class A †	17,355
495	Netease.com, ADR †	22,611
485	Open Text Corp †	18,105

		81,534

3

Semiconductors & Semiconductor Equipment — 0.9%
640	Intel Corp	12,525

Software — 4.6%
620	Microsoft Corp	16,052
385	Oracle Corp	8,023
425	Shanda Interactive Entertainment Ltd, ADR †	21,760
500	Sybase Inc †	19,450

		65,285

Total Information Technology		325,862

Materials — 4.2%
Containers & Packaging — 4.2%
395	Ball Corp	19,434
660	Crown Holdings Inc †	17,952
480	Rock-Tenn Co, Class A	22,613

Total Materials		59,999

Telecommunication Services — 1.0%
Diversified Telecommunication Services — 1.0%
540	AT&T Inc	14,585

TOTAL COMMON STOCKS
(Cost $1,186,302)		1,375,874

INVESTMENT COMPANY SECURITY — 5.9%
(Cost $84,357)
84,357	State Street Institutional Liquid Reserves Fund	84,357

TOTAL INVESTMENTS
(Cost $1,270,659) (f)	102.8%	$1,460,231

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2009.

(b)	Subsequent Events: The Board of Trustees has approved the liquidation of the Fund, which is expected to occur on December 23, 2009. Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no other events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$1,460,231
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$1,460,231

(d)	As of September 30, 2009, the values of securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Note (c) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, securities are recorded on a trade date basis.

(f)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $200,700, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $11,128 and net appreciation for financial reporting purposes was $189,572. At September 30, 2009, aggregate cost for financial reporting purposes was $1,270,659.

ABBREVIATION:
ADR	— American Depositary Receipt

5

At September 30, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	86.7%	$1,231,413
China	4.8	67,835
Israel	2.8	39,867
United Kingdom	1.3	18,654
Canada	1.3	18,105

TOTAL COMMON STOCKS	96.9	1,375,874
INVESTMENT COMPANY SECURITY	5.9	84,357

TOTAL INVESTMENTS	102.8%	$1,460,231

6

Munder Small-Cap Value Fund

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 98.3%
Consumer Discretionary — 13.2%
Auto Components — 0.5%
146,298	Spartan Motors Inc	$751,972

Hotels, Restaurants & Leisure — 2.8%
85,220	Bally Technologies Inc †	3,269,891
43,770	Penn National Gaming Inc †	1,210,678

		4,480,569

Household Durables — 2.6%
164,770	Tempur-Pedic International Inc †	3,120,744
28,200	Tupperware Brands Corp	1,125,744

		4,246,488

Internet & Catalog Retail — 0.9%
74,800	PetMed Express Inc	1,409,980

Specialty Retail — 2.2%
43,200	Cato Corp/The, Class A	876,528
36,710	Hibbett Sports Inc †	669,223
35,300	Monro Muffler Brake Inc	1,122,187
50,210	Penske Auto Group Inc	963,028

		3,630,966

Textiles, Apparel & Luxury Goods — 4.2%
13,090	Deckers Outdoor Corp †	1,110,686
262,320	FGX International Holdings Ltd †	3,659,364
86,090	Wolverine World Wide Inc	2,138,476

		6,908,526

Total Consumer Discretionary		21,428,501

Consumer Staples — 2.3%
Food & Staples Retailing — 0.7%
72,990	Spartan Stores Inc	1,031,349

Food Products — 1.6%
19,300	Diamond Foods Inc	612,196
77,310	Flowers Foods Inc	2,032,480

		2,644,676

Total Consumer Staples		3,676,025

Energy — 5.9%
Energy Equipment & Services — 1.9%
19,210	Core Laboratories NV	1,980,359
101,410	Pason Systems Inc	1,179,241

		3,159,600

1

Oil, Gas & Consumable Fuels — 4.0%
35,190	Arena Resources Inc †	1,249,245
99,227	Atlas Energy Inc	2,686,075
176,400	Mariner Energy Inc †	2,501,352

		6,436,672

Total Energy		9,596,272

Financials — 33.4%
Capital Markets — 1.3%
11,680	Affiliated Managers Group Inc †	759,317
133,800	Hercules Technology Growth Capital Inc	1,313,916

		2,073,233

Commercial Banks — 7.6%
26,400	Bank of Hawaii Corp	1,096,656
90,290	Bank of the Ozarks Inc	2,395,394
74,200	Columbia Banking System Inc	1,228,010
53,990	Glacier Bancorp Inc	806,610
20,700	Hancock Holding Co	777,699
16,400	Iberiabank Corp	747,184
73,800	Middleburg Financial Corp	969,732
47,400	Prosperity Bancshares Inc	1,649,046
158,933	Smithtown Bancorp Inc	1,834,087
16,000	Westamerica Bancorporation	832,000

		12,336,418

Consumer Finance — 4.0%
84,400	Cash America International Inc	2,545,504
285,217	Ezcorp Inc, Class A †	3,896,064

		6,441,568

Diversified Financial Services — 1.4%
49,000	Portfolio Recovery Associates Inc †	2,221,170

Insurance — 5.5%
60,500	Amerisafe Inc †	1,043,625
60,000	Amtrust Financial Services Inc	684,600
56,320	Aspen Insurance Holdings Ltd	1,490,790
41,830	Delphi Financial Group Inc, Class A	946,613
318,240	Meadowbrook Insurance Group Inc	2,354,976
101,060	Tower Group Inc	2,464,854

		8,985,458

Real Estate Investment Trusts (REITs) — 13.6%
14,000	Alexandria Real Estate Equities Inc	760,900
176,000	Associated Estates Realty Corp	1,693,120
247,580	BioMed Realty Trust Inc	3,416,604
113,320	Capstead Mortgage Corp	1,576,281
53,870	Corporate Office Properties Trust SBI MD	1,986,726
278,660	DuPont Fabros Technology Inc †	3,714,538
76,380	Hatteras Financial Corp	2,289,872

2

67,050	LaSalle Hotel Properties	1,318,203
847,690	NorthStar Realty Finance Corp	2,975,392
147,600	Redwood Trust Inc	2,287,800

		22,019,436

Total Financials		54,077,283

Health Care — 3.9%
Health Care Equipment & Supplies — 2.0%
15,900	Haemonetics Corp †	892,308
31,500	Meridian Bioscience Inc	787,815
39,850	West Pharmaceutical Services Inc	1,618,309

		3,298,432

Health Care Technology — 0.8%
27,100	SXC Health Solutions Corp †	1,268,009

Life Sciences Tools & Services — 1.1%
28,640	Techne Corp	1,791,432

Total Health Care		6,357,873

Industrials — 16.8%
Aerospace & Defense — 0.7%
10,900	American Science & Engineering Inc	741,636
18,300	Stanley Inc †	470,676

		1,212,312

Airlines — 0.9%
162,160	Republic Airways Holdings Inc †	1,512,953

Commercial Services & Supplies — 2.2%
43,700	Corrections Corp of America †	989,805
132,500	Interface Inc, Class A	1,099,750
89,400	Team Inc †	1,515,330

		3,604,885

Construction & Engineering — 2.3%
168,100	MasTec Inc †	2,042,415
79,100	Orion Marine Group Inc †	1,624,714

		3,667,129

Electrical Equipment — 3.0%
27,320	AZZ Inc †	1,097,444
70,045	General Cable Corp †	2,742,262
34,500	Jinpan International Ltd	1,104,345

		4,944,051

Machinery — 3.3%
33,240	Kaydon Corp	1,077,640
34,190	Middleby Corp †	1,880,792
60,045	RBC Bearings Inc †	1,400,850
11,290	Valmont Industries Inc	961,682

		5,320,964

3

Marine — 1.1%
46,600	Kirby Corp †	1,715,812

Road & Rail — 1.4%
26,895	Landstar System Inc	1,023,624
42,770	Old Dominion Freight Line Inc †	1,301,491

		2,325,115

Trading Companies & Distributors — 1.9%
147,573	Rush Enterprises Inc, Class B †	1,607,070
112,400	Titan Machinery Inc †	1,407,248

		3,014,318

Total Industrials		27,317,539

Information Technology — 14.7%
Communications Equipment — 1.6%
80,480	Comtech Telecommunications Corp †	2,673,546

Electronic Equipment & Instruments — 2.1%
17,180	Anixter International Inc †	689,090
237,710	TTM Technologies Inc †	2,726,533

		3,415,623

Information Technology Services — 4.0%
40,400	Broadridge Financial Solutions Inc	812,040
56,100	Mantech International Corp, Class A †	2,645,676
19,800	MAXIMUS Inc	922,680
95,380	NeuStar Inc, Class A †	2,155,588

		6,535,984

Internet Software & Services — 3.5%
46,208	DealerTrack Holdings Inc †	873,793
59,330	Digital River Inc †	2,392,186
102,900	j2 Global Communications Inc †	2,367,729

		5,633,708

Semiconductors & Semiconductor Equipment — 1.1%
75,092	Diodes Inc †	1,358,414
7,100	NVE Corp †	377,436

		1,735,850

Software — 2.4%
76,200	Computer Modelling Group Ltd	1,113,126
36,000	Micros Systems Inc †	1,086,840
195,461	TeleCommunication Systems Inc, Class A †	1,634,054

		3,834,020

Total Information Technology		23,828,731

4

Materials — 4.2%
Chemicals — 2.2%
142,700	ICO Inc †	666,409
97,800	Koppers Holdings Inc	2,899,770

		3,566,179

Metals & Mining — 1.6%
31,350	Reliance Steel & Aluminum Co	1,334,256
101,200	Thompson Creek Metals Co Inc †	1,221,484

		2,555,740

Paper & Forest Products — 0.4%
29,900	Stella-Jones Inc	606,015

Total Materials		6,727,934

Telecommunication Services — 0.7%
Wireless Telecommunication Services — 0.7%
66,186	NTELOS Holdings Corp	1,168,845

Utilities — 3.2%
Electric Utilities — 0.3%
18,400	Cleco Corp	461,472

Gas Utilities — 2.2%
52,589	New Jersey Resources Corp	1,909,506
49,460	South Jersey Industries Inc	1,745,938

		3,655,444

Multi-Utilities — 0.7%
45,290	NorthWestern Corp	1,106,435

Total Utilities		5,223,351

TOTAL COMMON STOCKS
(Cost $144,070,291)		159,402,354

INVESTMENT COMPANY SECURITY — 2.0%
(Cost $3,287,103)
3,287,103	State Street Institutional Liquid Reserve Fund	3,287,103

TOTAL INVESTMENTS
(Cost $147,357,394)(f)	100.3%	$162,689,457

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2009.

(b)	Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

5

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$162,689,457
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$162,689,457

(d)	As of September 30, 2009, the values of securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Note (c) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $29,237,969, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $13,905,906 and net appreciation for financial reporting purposes was $15,332,063. At September 30, 2009, aggregate cost for financial reporting purposes was $147,357,394.

6

At September 30, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.7%	$147,047,629
Canada	2.5	4,119,866
British Virgin Islands	2.3	3,659,364
Netherlands	1.2	1,980,359
Bermuda	0.9	1,490,791
China	0.7	1,104,345

TOTAL COMMON STOCKS	98.3	159,402,354
INVESTMENT COMPANY SECURITY	2.0	3,287,103

TOTAL INVESTMENTS	100.3%	$162,689,457

7

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b)

Principal
Amount		Value(c),(d),(f)

MUNICIPAL BONDS AND NOTES — 98.3%
Alabama — 3.1%
$2,000,000	County of Jefferson AL, Sewer Revenue, (FGIC Insured), 5.125% due 02/01/2042 Pre-refunded 08/01/2012	$2,201,320

Arizona — 9.1%
300,000	Arizona School Facilities Board, Series B, (FSA Insured), 5.250% due 09/01/2018 Pre-refunded 09/01/2014	351,306
1,650,000	Maricopa County Unified School District No 69-Paradise Valley, (MBIA Insured), 5.000% due 07/01/2012	1,799,242
1,000,000	Mesa AZ, Utility System Revenue, (FGIC Insured), 5.000% due 07/01/2019 Pre-refunded 07/01/2011	1,075,270
1,800,000	Phoenix Civic Improvement Corp, Refunding, (FGIC Insured), 5.000% due 07/01/2012	1,982,178
1,115,000	Town of Gilbert AZ, Refunding, (FGIC Insured), 5.750% due 07/01/2012	1,252,881

		6,460,877

California — 10.3%
2,000,000	Golden State Tobacco Securitization Corp, Series B, (TCR, FGIC Insured), 5.625% due 06/01/2038 Pre-refunded 06/01/2013	2,289,280
2,500,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue, ETM, 3.250% due 01/01/2014 (g)	2,293,900
2,000,000	San Jose Evergreen Community College District, Series D, GO, (MBIA Insured), 5.000% due 09/01/2024 Pre-refunded 09/01/2013	2,288,280
475,000	State of California, GO, 5.000% due 08/01/2022	499,681

		7,371,141

1

Florida — 3.1%
1,000,000	County of Broward FL, Series B, Refunding, GO, 5.000% due 01/01/2021	1,168,750
1,000,000	Fort Lauderdale FL, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	1,073,370

		2,242,120

Georgia — 5.0%
1,000,000	Fulton County School District, GO, Refunding, 5.250% due 01/01/2013	1,120,800
	State of Georgia, GO:
1,090,000	Series B, 5.500% due 07/01/2012	1,223,122
1,045,000	Series C, 6.250% due 08/01/2013	1,237,677

		3,581,599

Hawaii — 5.0%
	County of Kauai HI, Series A, GO (MBIA Insured):
180,000	4.375% due 08/01/2010 ETM	185,942
1,215,000	4.375% due 08/01/2010	1,248,485
1,875,000	State of Hawaii, Series DB, GO, Refunding, (MBIA Insured), 5.250% due 09/01/2013	2,141,494

		3,575,921

Illinois — 4.7%
1,000,000	City of Chicago IL, Series A, GO, (FSA Insured), 5.000% due 01/01/2024	1,082,200
500,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	508,090
500,000	Regional Transportation Authority, Refunding, (FGIC Insured), 6.000% due 06/01/2015	599,620
1,000,000	State of Illinois, GO, (FSA Insured), 5.500% due 05/01/2015	1,158,500

		3,348,410

Maryland — 3.2%
1,000,000	County of Montgomery MD, GO, Refunding, 5.250% due 10/01/2010	1,047,820
1,000,000	State Department of Transportation County MD, Revenue, 5.500% due 02/01/2017	1,213,730

		2,261,550

Massachusetts — 1.6%
1,000,000	Massachusetts Bay Transportation Authority, Series A, 4.750% due 07/01/2034 Pre-refunded 07/01/2015	1,160,140

2

Michigan — 3.4%
1,350,000	Ann Arbor School District, School Building & Site, GO, (Q-SBLF), 5.250% due 05/01/2016	1,511,298
425,000	Jenison Public Schools/MI, Refunding, (FGIC Insured), 5.250% due 05/01/2015	477,666
400,000	Michigan State Hospital Finance Authority/MI, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	413,532

		2,402,496

Minnesota — 3.1%
2,175,000	Metropolitan Council-St Paul Metropolitan Area, Series B, GO, 4.100% due 02/01/2011	2,197,816

Nebraska — 1.5%
1,000,000	City of Omaha NE, GO, 4.500% due 12/01/2010	1,043,890

Nevada — 5.5%
1,500,000	County of Clark NV, Series A, GO, Refunding, (AMBAC Insured), 5.000% due 12/01/2014	1,667,235
2,000,000	Las Vegas Valley Water District, Series A, Refunding, (FGIC Insured), 5.000% due 06/01/2015	2,228,600

		3,895,835

New Jersey — 1.6%
1,000,000	State of New Jersey, GO, 5.750% due 05/01/2012	1,116,520

New York — 3.2%
2,000,000	City of New York NY, Series D, (TCR, FGIC Insured), 5.000% due 08/01/2015	2,279,760

North Carolina — 1.0%
650,000	Town of Cary NC, GO, 5.000% due 03/01/2019 Pre-refunded 03/01/2011	702,955

Ohio — 6.8%
	City of Columbus OH:
1,000,000	Series A, GO, 5.000% due 07/01/2013	1,133,410
300,000	Series B, GO, Refunding, 5.000% due 06/15/2016	345,759
1,290,000	Loveland City School District, Refunding School Improvement, (FSA Insured), 5.000% due 12/01/2015	1,478,843

3

1,725,000	Ohio State Water Development Authority, Water Pollution Control, Series 2003, Refunding, 5.000% due 12/01/2012	1,927,929

		4,885,941

Pennsylvania — 1.7%
1,000,000	Montgomery County PA, GO, Series C, 5.000% due 12/15/2018	1,205,100

Rhode Island — 1.6%
1,000,000	Rhode Island State & Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,134,250

Tennessee — 2.3%
475,000	City of Johnson City TN, Water & Sewer, GO, Refunding, (FGIC Insured), 4.750% due 06/01/2013	530,423
1,000,000	City of Knoxville TN, Waste Water System Revenue, 5.000% due 04/01/2022	1,125,750

		1,656,173

Texas — 10.6%
5,000	City of San Antonio TX, Electric & Gas Revenue, ETM, 5.000% due 02/01/2012	5,467
2,000,000	City of Waco TX, GO, (MBIA Insured), 5.000% due 02/01/2014	2,237,520
1,000,000	County of Williamson TX, Pass-Through Toll, GO, 5.000% due 02/15/2020	1,155,080
625,000	Keller Independent School District/TX, 4.000% due 02/15/2012	664,706
2,000,000	Lancaster Independent School District/TX, GO, (FSA Insured), 5.750% due 02/15/2034 Pre-refunded 02/15/2014	2,349,160
1,000,000	Richardson Independent School District/TX, GO, (PSFG), 3.800% due 02/15/2012	1,063,960
95,000	State of Texas, Water Financial Assistance, Series C, GO, Refunding, 5.000% due 08/01/2018	95,267

		7,571,160

Utah — 1.7%
1,000,000	Box Elder County School District/UT, School Building-School Board Guaranty Program, GO, 5.000% due 07/15/2020	1,179,510

4

Washington — 3.0%
1,000,000	Benton County School District No 400 Richland/WA, GO, (FSA Insured), 5.000% due 12/01/2012	1,115,660
1,000,000	State of Washington, Motor Vechicle Fuel Tax, Series B, GO, (FGIC Insured), 5.000% due 07/01/2026	1,061,460

		2,177,120

Wisconsin — 6.2%
1,400,000	Blackhawk Technical College District/WI, (AMBAC Insured), 4.000% due 04/01/2012	1,494,052
1,360,000	Middleton-Cross Plains Area School District/WI, (FSA Insured), 5.000% due 04/01/2021	1,524,750
	State of Wisconsin:
1,000,000	Series 1, GO, Refunding, (MBIA Insured), 5.000% due 05/01/2018	1,116,580
250,000	Series 1, GO, Refunding, (MBIA Insured), 5.500% due 05/01/2015	293,898

		4,429,280

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $65,584,013)		70,080,884

Shares

INVESTMENT COMPANY SECURITY — 0.8%
(Cost $570,238)
570,238	CitiFunds Institutional Tax Free Reserves (e)	570,238

TOTAL INVESTMENTS
(Cost $66,154,251) (h)	99.1%	$70,651,122

(a)	All percentages are based on net assets of the Fund as of September 30, 2009.

(b)	Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no events have occurred that require disclosure.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$570,238
Level 2 — Other Significant Observable Inputs	70,080,884
Level 3 — Significant Unobservable Inputs	—

Total	$70,651,122

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by Topic 820 (see Note (c) above).

(e)	Security value was determined based on Level 1 inputs established by Topic 820 (see Note (c) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate swap contracts, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality, and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(h)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,496,871, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $0 and net appreciation for financial reporting purposes was $4,496,871. At September 30, 2009, aggregate cost for financial reporting purposes was $66,154,251.

ABBREVIATIONS:
AMBAC	— American Municipal Bond Assurance Corporation
ETM	— Escrow to Maturity
FGIC	— Federal Guaranty Insurance Corporation
FSA	— Financial Security Assurance
GO	— General Obligation Bonds
MBIA	— Municipal Bond Investors Assurance
PSFG	— Permanent School Fund Guaranteed
Q-SBLF	— Qualified School Bond Loan Fund Credit Enhancement
TCR	— Transferable Custodial Receipt

6

At September 30, 2009, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
General Obligation	59.0%	$42,083,699
Pre-Refunded/ETM	21.5	15,316,552
Revenue	12.6	8,961,090
Insured	5.2	3,719,543

TOTAL MUNICIPAL BONDS AND NOTES	98.3	70,080,884
INVESTMENT COMPANY SECURITY	0.8	570,238

TOTAL INVESTMENTS	99.1%	$70,651,122

7

Munder Technology Fund

Portfolio of Investments, September 30, 2009 (Unaudited) (a),(b),(c)

Shares		Value(d),(e),(g)

COMMON STOCKS — 99.3%
Consumer Discretionary — 2.6%
Internet & Catalog Retail — 2.6%
7,600	Amazon.com Inc †	$709,536
8,440	NetFlix Inc †	389,675
36,870	PetMed Express Inc	694,999

Total Consumer Discretionary		1,794,210

Industrials — 3.7%
Commercial Services & Supplies — 0.6%
170,784	Intermap Technologies Corp †	422,713

Professional Services — 3.1%
117,270	Monster Worldwide Inc †	2,049,880

Total Industrials		2,472,593

Information Technology — 93.0%
Communications Equipment — 14.4%
14,540	Adtran Inc	356,957
161,020	Cisco Systems Inc †	3,790,411
13,480	F5 Networks Inc †	534,213
19,320	Juniper Networks Inc †	522,026
64,990	QUALCOMM Inc	2,923,250
13,540	Research In Motion Ltd †	914,627
33,850	Riverbed Technology Inc †	743,346

		9,784,830

Computers & Peripherals — 23.7%
22,730	Apple Inc †	4,213,460
30,810	Dell Inc †	470,161
102,800	EMC Corp/Massachusetts †	1,751,712
74,790	Hewlett-Packard Co	3,530,836
28,620	International Business Machines Corp	3,423,238
65,420	NetApp Inc †	1,745,405
8,300	STEC Inc †	243,937
12,560	Teradata Corp †	345,651
10,000	Western Digital Corp †	365,300

		16,089,700

Electronic Equipment & Instruments — 2.2%
8,500	Amphenol Corp, Class A	320,280
13,430	Avnet Inc †	348,777
32,080	Corning Inc	491,145
14,000	Tyco Electronics Ltd	311,920

		1,472,122

1

Information Technology Services — 9.1%
9,000	Accenture PLC, Class A	335,430
37,850	Amdocs Ltd †	1,017,408
17,960	Automatic Data Processing Inc	705,828
13,580	Computer Sciences Corp †	715,802
13,000	Fidelity National Information Services Inc	331,630
10,630	Fiserv Inc †	512,366
43,350	NeuStar Inc, Class A †	979,710
10,000	Visa Inc, Class A	691,100
44,800	Western Union Co/The	847,616

		6,136,890

Internet Software & Services — 10.3%
51,460	eBay Inc †	1,214,971
4,520	Google Inc, Class A †	2,241,242
138,090	Move Inc †	372,843
176,100	TheStreet.com Inc	510,690
15,020	VeriSign Inc †	355,824
129,840	Yahoo! Inc †	2,312,450

		7,008,020

Semiconductors & Semiconductor Equipment — 13.4%
85,110	Applied Materials Inc	1,140,474
17,860	Broadcom Corp, Class A †	548,123
65,000	Cypress Semiconductor Corp †	671,450
144,930	Intel Corp	2,836,280
23,830	Marvell Technology Group Ltd †	385,808
18,860	Maxim Integrated Products Inc	342,120
14,700	Microchip Technology Inc	389,550
16,680	Novellus Systems Inc †	349,946
9,260	Silicon Laboratories Inc †	429,294
68,860	Texas Instruments Inc	1,631,294
15,000	Xilinx Inc	351,300

		9,075,639

Software — 19.9%
24,536	Activision Blizzard Inc †	304,001
14,670	Adobe Systems Inc †	484,697
22,790	BMC Software Inc †	855,309
50,680	Check Point Software Technologies †	1,436,778
16,460	McAfee Inc †	720,783
118,140	Microsoft Corp	3,058,644
123,375	Oracle Corp	2,571,135
28,240	Red Hat Inc †	780,554
9,360	Sybase Inc †	364,104

2

85,300	Symantec Corp †	1,404,891
66,770	Synopsys Inc †	1,496,983

		13,477,879

Total Information Technology		63,045,080

TOTAL COMMON STOCKS
(Cost $69,733,119)		67,311,883

WARRANT — 0.0%#
(Cost $0)
Industrials — 0.0%#
Commercial Services & Supplies — 0.0%#
30,000	Intermap Technologies Corp, Expires 04/27/2010 †,(f),(h)	1,597

INVESTMENT COMPANY SECURITY — 0.9%
(Cost $612,219)
612,219	State Street Institutional Liquid Reserves Fund	612,219

TOTAL INVESTMENTS
(Cost $70,345,338)(i)	100.2%	$67,925,699

#	Amount represents less than 0.05% of the net assets.

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2009.

(b)	Subsequent Events: The Board of Trustees has approved the merger of the Fund with and into the Munder Internet Fund, a separate series of Munder Series Trust, subject to approval by shareholders of the Fund. The proxy solicitation is expected to begin in January, 2010 after the Munder Internet Fund is renamed the Munder Growth Opportunities Fund. Management has reviewed subsequent events through November 24, 2009, the date on which this report was issued, and determined that no other events have occurred that require disclosure.

(c)	The Fund primarily invests in equity securities of technology-related companies. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

(d)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

– Level 1 — quoted prices in active markets for identical securities

– Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

– Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$67,924,102
Level 2 — Other Significant Observable Inputs	1,597
Level 3 — Significant Unobservable Inputs	—

Total	$67,925,699

(e)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by Topic 820 (see Note (d) above).

(f)	Security value was determined based on Level 2 inputs established by Topic 820 (see Note (d) above).

(g)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(h)	Security valued at fair value as of September 30, 2009 in accordance with guidelines approved by the Board of Trustees (see note (g) above). At September 30, 2009, this security represents $1,597, less than 0.05% of net assets.

(i)	At September 30, 2009, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,645,707, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,065,346 and net depreciation for financial reporting purposes was $2,419,639. At September 30, 2009, aggregate cost for financial reporting purposes was $70,345,338.

4

At September 30, 2009, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	92.2%	$62,487,199
Israel	2.1	1,436,778
Canada	2.0	1,337,340
Guernsey	1.5	1,017,408
Bermuda	0.6	385,808
Ireland	0.5	335,430
Switzerland	0.4	311,920

TOTAL COMMON STOCKS	99.3	67,311,883
WARRANT:
Canada	0.0 #	1,597
INVESTMENT COMPANY SECURITY	0.9	612,219

TOTAL INVESTMENTS	100.2%	$67,925,699

#	Amount represents less than 0.05% of net assets.

5

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST II

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer
Date: November 24, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer
Date: November 24, 2009

By:	/s/ Peter K Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer
Date: November 24, 2009